UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006


 Shareholder Letter........................................................ 1
 Market Overview........................................................... 2
 Performance Summaries and Portfolio Components............................ 3
 Understanding Your Fund Expenses..........................................27
 Portfolio of Investments..................................................28
 Statements of Assets and Liabilities......................................50
 Statements of Operations..................................................52
 Statements of Changes in Net Assets.......................................54
 Statements of Changes in Net Assets - Capital Stock Activity..............56
 Financial Highlights......................................................58
 Notes to Financial Statements.............................................70
 Report of Independent Registered Public Accounting Firm...................75
 Additional Information ...................................................76
      Proxy Voting Policies and Procedures
      Portfolio Holdings
 Board of Trustees and Officers............................................77

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor" or "First Trust") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Defined Portfolio Fund, LLC (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each Portfolio (individually called a "Portfolio" and collectivelly the "Portfolios") and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the market overview and discussion of each portfolio's performance by Robert F. Carey, Chief Investment Officer of First Trust, the Fund's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the portfolios are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                                DECEMBER 31, 2006


Dear Shareholders:

We are pleased to present to you the annual report of the First Defined Portfolio Fund, LLC (the "Fund") for the period ended December 31, 2006. All 12 portfolios in the Fund generated positive total returns in 2006.

Calendar year 2006 was a strong performance year for the markets. The U.S. economy expanded, stock markets performed positively, and many of the major economic indicators were positive. I encourage you to read the portfolio commentaries found on the following pages, which include a discussion of the market conditions that affected your Fund and how each portfolio within the Fund performed.

First Trust serves as investment advisor or portfolio supervisor to investment portfolios with approximately $28 billion in assets which it managed or supervised as of December 31, 2006. We value our relationship with our investors and appreciate the opportunity to assist you in achieving your financial goals.



Sincerely,





/S/ JAMES A. BOWEN
James A. Bowen
President of the First Defined Portfolio Fund, LLC
February 15, 2007

[GRAPHIC OMITTED]
ROBERT F. CAREY PIC

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 20 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.


--------------------------------------------------------------------------------
                                 MARKET OVERVIEW
--------------------------------------------------------------------------------
Despite the fact that the housing sector entered into a long-anticipated correction after several years of being boosted by unusually low interest rates, on an inflation-adjusted basis, the U.S. economy expanded by 3.3% in 2006 - which is roughly equal to its 50-year average growth rate. Unlike in previous business cycles, we believe the contraction in housing did not coincide with dramatic weakness in other sectors of the economy. Personal consumption expanded by 3.7%, while business fixed investment - spending on plant, equipment, and software - increased approximately 9%. Exports also increased about 9% as foreign economic growth picked up.

Although falling energy prices late in 2006 held the Consumer Price Index ("CPI") to a 2.5% gain, the core CPI, which excludes food and energy prices, increased 2.6%, the largest increase in five years. The "median CPI", a measure of underlying inflation calculated by the Federal Reserve Bank of Cleveland, increased 3.7% in 2006, also the largest gain in five years. Despite some signs of rising inflationary pressures, bond yields remained low. The 10-year Treasury bond yield ended 2006 at 4.71%, slightly higher than its year-end 2005 yield of 4.39%, but still well below its 6.04% average yield between 1995 and 1999.

Federal Reserve Board Chairman Alan Greenspan retired in January 2006 and was succeeded by Ben Bernanke. The Federal Reserve's short-term interest rate target began 2006 at 4.25%, was boosted in four 25-basis point increments during the first six months of 2006 and then remained steady. The federal funds rate ended the year at 5.25%, with the futures markets pricing in a small chance of rate cuts during 2007. However, after strengthening in 2005, the U.S. dollar fell back to a fresh nine-year low when compared to the Federal Reserve Board's trade-weighted broad index of world currencies.

As many U.S. stock indices climbed to multi-year highs during 2006, corporate profits grew strongly as well. As a result, the trailing 12-month price/earnings ratio for the S&P 500 fell to 17.4 in December 2006 from 17.9 in December 2005.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

TARGET MANAGED VIP PORTFOLIO
The Target Managed VIP Portfolio posted a total return of 11.5% for the one-year period ended December 31, 2006, which underperformed its benchmark, the Russell 3000 Index's total return of 15.8% for the same period. The net asset value ("NAV") increased from $10.51 to $11.72 during the reporting period. Seventy-seven stocks advanced and forty declined. The top performing stocks, based on contribution to portfolio return, were the following: Exxon Mobil
(XOM), XTO Energy (XTO), and Apple Inc. (AAPL). The worst performing stocks, based on contribution to portfolio return, were the following: Amgen (AMGN), Intel (INTC), and SanDisk (SNDK).

The biggest contributor to the portfolio's performance was the energy sector, which was overweighted in the portfolio relative to the benchmark. Utilities were the second biggest contributor to portfolio performance thanks to strong performance from the portfolio's holdings relative to the benchmark. Performance was hurt most by the health care sector, which included Amgen and Teva Pharmaceutical Industries, two of the portfolio's worst performing stocks. Performance was also hurt, relative to its benchmark, by its underweighted position in the financial sector.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.


--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Managed         Russell 3000
VIP     Dow Jones  Index
10000    10000    10000
8040     10896    11261.9
8620     10381.7  10420
8190     9815.9   9228.74
6470     8343     7240.81
8730     10700    9500
9800     11271    10631
10510    11465    11285
11750    13643    13068


                                10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                              ---------  --------  --------  --------  --------  --------   --------  --------  --------
Target Managed VIP Portfolio   $10,000    $8,040    $8,620    $8,190    $6,470    $8,730     $9,800    $10,510  $11,720
Dow Jones Industrial Avg.*      10,000    10,896    10,382     9,816     8,343    10,700     11,271     11,465   13,648
Russell 3000 Index**            10,000    11,262    10,420     9,229     7,241     9,500     10,631     11,285   13,069
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio             10/6/99           11.5%             17.2%              2.2%            7.4%
Dow Jones Industrial Avg.*                                 19.0              36.5               4.4             6.8
Russell 3000 Index**                                       15.8              30.7               3.8             7.2
-------------------------------------------------------------------------------------------------------------------------------

     * The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)
   ** The Russell 3000 Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the DowSM Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio primary investment strategy was also changed. The performance figures provided reflect the Portfolio performance prior to the name change and the change of the primary investment strategy.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

TARGET MANAGED VIP PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Oil, Gas & Consumable Fuels                         12.2%
Computers & Peripherals                             11.5%
Semiconductors & Semiconductor Equipment             6.7%
Diversified Financial Services                       6.1%
Commercial Banks                                     5.1%
Diversified Telecommunication Services               5.1%
Biotechnology                                        5.0%
Energy Equipment & Services                          4.8%
Internet Software & Services                         4.7%
Household Products                                   3.8%
Electric Utilities                                   3.3%
Health Care Providers & Services                     3.1%
Communications Equipment                             2.9%
Beverages                                            2.6%
Insurance                                            2.4%
Specialty Retail                                     1.8%
Wireless Telecommunication Services                  1.7%
Industrial Conglomerates                             1.6%
Multi-Utilities                                      1.5%
Software                                             1.4%
Automobiles                                          1.1%
Aerospace & Defense                                  1.0%
Pharmaceuticals                                      1.0%
Auto Components                                      0.9%
Construction & Engineering                           0.9%
Electronic Equipment & Instruments                   0.8%
Hotels, Restaurants & Leisure                        0.8%
Household Durables                                   0.7%
Multiline Retail                                     0.7%
Electrical Equipment                                 0.6%
Food & Staples Retailing                             0.6%
Health Care Equipment & Supplies                     0.6%
Commercial Services & Supplies                       0.4%
Health Care Technology                               0.4%
Textiles, Apparel & Luxury Goods                     0.4%
Air Freight & Logistics                              0.3%
Capital Markets                                      0.3%
Machinery                                            0.3%
Metals & Mining                                      0.3%
Trading Companies & Distributors                     0.3%
Independent Power Producers & Energy Traders         0.2%
Airlines                                             0.1%

  + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

THE DOWSM DART 10 PORTFOLIO
The DowSM DART 10 Portfolio posted a total return of 25.6% for the 12-month period ended December 31, 2006, which outperformed the Dow Jones Industrial Average's total return of 19.0% over the same period. The NAV increased from $8.41 to $10.56 during the period. Nine stocks advanced and one declined. The top performing stocks, based on contribution to portfolio return, were the following: General Motors (GM), AT&T (T), and Merck (MRK). The worst performing stocks, based on contribution to portfolio return, were the following: Intel Corp (INTC), Procter & Gamble (PG), and Citigroup (C).

The portfolio's positive performance, relative to its benchmark, was led by General Motors and AT&T, the two best performing stocks in the Dow Jones Industrial Average. The portfolio's performance was hurt by its overweighted position in the technology sector relative to the benchmark, led by the worst performing stock in both the portfolio and benchmark, Intel.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Dart 10            Dow
10000              10000
9220               10896
10020              10381.7
8540               9815.91
6980               8348
8370               10700
8690               11271
8410               11465
10560              13643


                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------  --------  --------
The DowSM DART 10 Portfolio         $10,000    $9,220   $10,020    $8,540    $6,980    $8,370    $8,690     $8,410  $10,560
Dow Jones Industrial Avg.*           10,000    10,896    10,382     9,816     8,343    10,700    11,271     11,465   13,648
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
The DowSM DART 10 Portfolio              10/6/99           25.6%              5.6%              0.8%            4.3%
Dow Jones Industrial Avg.*                                 19.0              36.5               4.4             6.8
-------------------------------------------------------------------------------------------------------------------------------

  * The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

THE DOWSM DART 10 PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Aerospace & Defense                                  10.1%
Automobiles                                          13.1%
Computers & Peripherals                               9.5%
Diversified Financial Services                        9.3%
Diversified Telecommunication Services               11.8%
Household Products                                    8.9%
Oil, Gas & Consumable Fuels                          11.0%
Pharmaceuticals                                      19.8%
Semiconductors & Semiconductor Equipment              6.5%

         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

THE DOWSM TARGET DIVIDEND PORTFOLIO
The DowSM Target Dividend Portfolio returned 18.1% for the 12-month period ended December 31, 2006. This underperformed the 19.5% total return of the Dow Jones Select Dividend IndexSM for the same period. Nineteen stocks advanced for the period, while one stock declined. The NAV increased from $9.87 to $11.66 during the period.

The top performing stocks, based on contribution to portfolio return, were the following: ONEOK Inc. (OKE), Marathon Oil (MRO), and Entergy Corp. (ETR). The worst performing stocks, based on contribution to portfolio return, were the following: La-Z-Boy (LZB), Washington Federal (WFSL), and Cincinnati Financial
(CINF).

The utilities sector was the biggest contributor to portfolio performance, led by ONEOK Inc., the portfolio's best performer. The portfolio was overweighted in utilities relative to the benchmark, which had a positive impact on performance. Marathon Oil and Entergy were also both top performers. Performance was hurt by the underperformance of the portfolio's consumer discretionary holdings, led by the portfolio's worst performer over the period, La-Z-Boy.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.


--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                            May 2, 2005-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Dow Target         Dow Jones
Dividend            Select
10000                10000
9870                 10529
11660                12582

                                         5/2/05     12/31/05      12/31/06
                                        --------   ----------    ----------
The DowSM Target Dividend Portfolio      $10,000     $9,870       $11,660
Dow Jones Select Dividend IndexSM**       10,000     10,529       $12,587

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIOD ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL
                                      INCEPTION           ANNUAL             TOTAL            RETURN
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION)
-----------------------------------------------------------------------------------------------------------------------------
The DowSM Target Dividend Portfolio       5/2/05           18.1%             16.6%              9.5%
Dow Jones Select Dividend IndexSM *                        19.5              25.9              14.8
-----------------------------------------------------------------------------------------------------------------------------

   * The Dow Jones Select Dividend IndexSM is comprised of 100 of the highest dividend yielding securities.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

THE DOWSM TARGET DIVIDEND PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Chemicals                                           10.1%
Commercial Banks                                     9.1%
Commercial Services & Supplies                       4.7%
Diversified Financial Services                       4.8%
Diversified Telecommunication Services               1.1%
Electric Utilities                                  17.1%
Food & Staples Retailing                             1.5%
Gas Utilities                                       12.7%
Household Durables                                   3.9%
Insurance                                            9.6%
Multi-Utilities                                      9.6%
Oil, Gas & Consumable Fuels                          6.9%
Thrifts & Mortgage Finance                           4.6%
Wireless Telecommunication Services                  4.3%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
The Global Dividend Target 15 Portfolio posted a total return of 38.4% for the 12-month period ended December 31, 2006, which outperformed the Morgan Stanley Capital International Developed Markets World Index's total return of 20.1% over the same period. The NAV increased from $15.27 to $21.14 during the period. Fifteen stocks advanced and no stocks declined. The top performing stocks, based on contribution to portfolio return, were the following: General Motors (GM), Hang Lung Properties (101 HK), and BT Group (BT/A LN). The worst performing stocks, based on contribution to portfolio return, were the following: Vodafone Group PLC (VOD LN), GKN PLC (GKN LN), and Pfizer (PFE).

The biggest contributors to the portfolio's performance were the Dow Jones Industrial Average stocks, which included General Motors (GM), the portfolio's best performing stock. The performance of the five Financial Times 30 stocks was helped by a weakening U.S. dollar, which boosted returns when converted from pounds.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends. All returns are in U.S. dollars.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

target 15           MSCI
10000               10000
9710                11411
9900                9908
9660                8241
8240                6602
11050               8788
13860               10081
15270               11038
21140               13252


                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------  --------  --------
Global Dividend Target 15
   Portfolio                        $10,000   $9,710    $9,900    $9,660    $8,240   $11,050    $13,860   $15,270   $21,140
MSCI Developed Markets
   World Index*                      10,000   11,411     9,908     8,241     6,602     8,788     10,081    11,038    13,252

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio      10/6/99           38.4%            111.4%             10.9%           16.9%
MSCI Developed Markets World Index*                        20.1              32.5               4.0            10.0
--------------------------------------------------------------------------------------------------------------------------------

   * The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg)

Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Airlines                                             6.8%
Auto Components                                      5.3%
Automobiles                                          7.9%
Commercial Banks                                     6.9%
Diversified Telecommunication Services              20.7%
Hotels, Restaurants & Leisure                        7.3%
Industrial Conglomerates                             6.0%
Insurance                                            6.7%
Pharmaceuticals                                     12.0%
Publishing                                           0.2%
Real Estate Management & Development                 7.7%
Transportation Infrastructure                        6.3%
Wireless Telecommunication Services                  6.2%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

S&P(R) TARGET 24 PORTFOLIO
The S&P(R) Target 24 Portfolio posted a total return of 2.9% for the 12-month period ended December 31, 2006, which underperformed the S&P(R) 500 Index's total return of 15.8% over the same period. The NAV increased from $9.02 to $9.28 during the period.

Sixteen stocks advanced and eight declined. The top performing stocks, based on contribution to portfolio return, were the following: Harley-Davidson (HOG), Nordstrom (JWN), and Moody's Corp. (MCO). The worst performing stocks, based on contribution to portfolio return, were the following: Progressive Corp. (PGR), Texas Instruments (TXN), and UnitedHealth Group (UNH).

The biggest positive contributor to the portfolio's performance was the consumer discretionary sector, led by Harley-Davidson and Nordstrom, the portfolio's best performing stocks. The portfolio's performance, relative to its benchmark, was hurt by the financials and information technology sectors, which contained Progressive Corp., the portfolio's worst performing stock, and Texas Instruments, the portfolio's second worst performing stock.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

S&P target 24                S&P 500 Index
10000                           10000
11830                           11115
9540                            10103.5
7190                            8903.2
6140                            6934.81
7260                            8920
8660                            9895
9020                            10381
9280                            12021

                             10/6/99  12/31/99  12/31/00 12/31/01  12/31/02  12/31/03   12/31/04   12/31/05  12/31/06
                             -------  --------  -------- --------  --------  --------   --------   --------  --------
S&P(R) Target 24 Portfolio  $10,000   $11,830   $9,540    $7,190    $6,140    $7,620     $8,660     $9,020    $9,280
S&P(R) 500 Index*            10,000    11,115   10,104     8,903     6,935     8,920      9,895     10,381    12,021

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------
S&P(R) Target 24 Portfolio             10/6/99             2.9%             -7.2%             -1.0%            5.2%
S&P(R) 500 Index*                                         15.8              20.2               2.6             6.2

------------------------------------------------------------------------------------------------------------------------------

   * The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The Portfolio primary investment strategy was also changed. The performance figures provided reflect the Portfolio performance prior to the name change and the change of the primary investment strategy.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

S&P(R) TARGET 24 PORTFOLIO  (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Aerospace & Defense                                  1.6%
Automobiles                                          6.9%
Beverages                                            8.2%
Biotechnology                                        3.4%
Diversified Financial Services                       9.3%
Electric Utilities                                   2.7%
Electrical Equipment                                 1.6%
Energy Equipment & Services                          1.5%
Health Care Providers & Services                     9.5%
Hotels, Restaurants & Leisure                        2.1%
Household Products                                   3.4%
Independent Power Producers & Energy Traders         1.2%
Industrial Conglomerates                             8.6%
Insurance                                           12.1%
Multiline Retail                                     4.8%
Oil, Gas & Consumable Fuels                          8.4%
Semiconductors & Semiconductor Equipment            12.3%
Software                                             2.4%

         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

NASDAQ(R) TARGET 15 PORTFOLIO
The NASDAQ(R) Target 15 Portfolio posted a total return of 8.9% for the 12-month period ended December 31, 2006, which outperformed the NASDAQ(R) 100 Index's total return of 7.3% over the same period. The NAV increased from $9.34 to $10.17 during the period. Eight stocks advanced and seven declined. The top performing stocks, based on contribution to portfolio return, were NVIDIA Corp.
(NVDA), Garmin Ltd (GRMN), and NII Holdings (NIHD). The worst performing stocks, based on contribution to portfolio return, were SanDisk (SNDK), Teva Pharmaceutical Industries (TEVA), and Patterson-UTI Energy (PTEN).

The biggest contributor to the portfolio's performance was the information technology sector, led by NVIDIA, the portfolio's top performing stock. The portfolio was overweighted in the technology sector, which contributed to its out- performance relative to its benchmark. The consumer discretionary sector was the second biggest contributor to portfolio performance, led by the portfolio's second best performing stock, Garmin Ltd. The portfolio's performance was hurt by its overweighted position in health care, as the portfolio's holdings in that sector underperformed relative to its benchmark.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

NASDAQ target 15             Nasdaq 100
10000                        10000
14600                        14644
12880                        9251.23
9250                         6233.67
6830                         3894.03
9290                         5820
9040                         6447
9340                         6570
10170                        7048


                                    10/6/99  12/31/99  12/31/00   12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------   --------  --------  --------   --------  --------  --------
NASDAQ(R) Target 15 Portfolio       $10,000   $14,600   $12,880    $9,250    $6,830    $9,290     $9,040     $9,340   $10,170
NASDAQ(R) 100 Index*                 10,000    14,644     9,251     6,234     3,894     5,820      6,447      6,570     7,048
---------------------------------------------------------------------------------------------------------------------------------


RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
NASDAQ(R) Target 15 Portfolio          10/6/99            8.9%              1.7%              0.2%            1.9%
NASDAQ(R) 100 Index*                                      7.3             -29.5              -4.7             2.5

---------------------------------------------------------------------------------------------------------------------------------
   * The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the
     100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)


                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Air Freight & Logistics                              5.7%
Biotechnology                                       14.2%
Computers & Peripherals                             12.8%
Energy Equipment & Services                          3.4%
Health Care Providers & Services                     5.8%
Household Durables                                  10.2%
Internet Software & Services                         7.5%
Pharmaceuticals                                      4.9%
Semiconductors & Semiconductor Equipment            16.6%
Software                                             6.2%
Trading Companies & Distributors                     4.5%
Wireless Telecommunication Services                  8.2%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
The First Trust 10 Uncommon Values Portfolio posted a total return of 4.0% for the one-year period ended December 31, 2006, which underperformed the S&P(R) 500 Index's total return of 15.8% over the same period. The NAV increased from $5.23 to $5.44 during the period.

The top performing stocks, based on contribution to portfolio return, were the following: Phelps Dodge (PD), Regal Entertainment Group (RGC), and Automatic Data Processing (ADP). The worst performing stocks, based on contribution to portfolio return, were the following: Dell Inc. (DELL), Omnicare (OCR), and Microsoft (MSFT).

The biggest contributors to the portfolio's performance were Phelps Dodge, the portfolio's best performing stock, and the consumer discretionary sector, led by Regal Entertainment Group. Phelps Dodge benefited from rising copper prices in 2006. The portfolio's performance was hurt by its holdings in the information technology sector, which included Dell and Microsoft, two of the portfolio's worst performing stocks. Also, performance was hurt by the poor performance of the portfolio's financial sector holdings relative to its benchmark.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

10 Uncommon
Val Port             S&P 500 Index
10000                   10000
11400                   11115
8390                    10104
5400                    8903.29
3410                    6934.81
4670                    8920
5200                    9895
5230                    10381
5440                    12021


                                          10/6/99   12/31/99  12/31/00   12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                          -------   --------  --------   --------  --------  --------   --------  --------  --------
First Trust 10 Uncommon Values Portfolio  $10,000   $11,400    $8,390     $5,400    $3,410    $4,670     $5,200    $5,230    $5,440
S&P(R) 500 Index*                          10,000    11,115    10,104      8,903     6,935    8,920       9,895    10,381    12,021
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                               1 YEAR          CUMULATIVE      AVERAGE ANNUAL        5 YEAR
                                           INCEPTION           ANNUAL             TOTAL         TOTAL RETURN     AVERAGE ANNUAL
                                              DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION)   TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
First Trust 10 Uncommon Values Portfolio     10/6/99            4.0%            -45.6%             -8.1%            0.1%
S&P(R) 500 Index*                                              15.8              20.2               2.6             6.2
------------------------------------------------------------------------------------------------------------------------------------

   * The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Aerospace & Defense                                  9.6%
Communications Equipment                             8.1%
Consumer Finance                                     8.5%
Electric Utilities                                  10.1%
Health Care Providers & Services                     8.1%
IT Services                                         10.3%
Media                                               10.6%
Metals & Mining                                     14.4%
Pharmaceuticals                                     10.0%
Software                                            10.3%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

VALUE LINE(R) TARGET 25 PORTFOLIO
The Value Line(R) Target 25 Portfolio posted a total return of 2.9% for the 12-month period ended December 31, 2006, which underperformed the Russell 3000 Index's total return of 15.8% for the same period. The NAV increased from $4.86 to $5.00 during the period. Nine stocks advanced and sixteen declined. The top performing stocks, based on contribution to portfolio return, were NVIDIA Corp.
(NVDA), McDermott International (MDR), and Guess? Inc. (GES). The worst performing stocks, based on contribution to portfolio return, were SanDisk
(SNDK), BJ Services (BJS), and Express Scripts (ESRX).

The biggest positive contributor to the portfolio's performance was the information technology sector, led by NVIDIA, the portfolio's best performing stock. Industrials were also a top contributor to portfolio performance, led by McDermott International. The portfolio's performance was hurt most by its overweighted position in the energy sector, which contained BJ Services, one of the portfolio's worst performers. Health care also negatively impacted performance due to underperformance of the portfolio's holdings in the sector, led by Express Scripts, a bottom three performer in the portfolio.

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Val Line
Internet Port          Russell 3000 Index
10000                       10000
16330                       11261.9
9320                        10420
4150                        9228.74
2370                        7240.81
3340                        9500
4060                        10631
4860                        11285
5000                        13069


                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------  --------  --------
Value Line(R) Target 25 Portfolio   $10,000  $16,330    $9,320    $4,150    $2,370    $3,340     $4,060    $4,860    $5,000
Russell 3000 Index*                  10,000   11,262    10,420     9,229     7,241     9,500     10,631    11,285    13,069
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
Value Line(R) Target 25 Portfolio      10/6/99              2.9%            -50.0%             -9.1%            3.8%
Russell 3000 Index*                                        15.8              30.7               3.8             7.2
-------------------------------------------------------------------------------------------------------------------------------

   * The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio represents approximately 98% of the investable U.S. equity market. (Bloomberg)

Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio primary investment strategy was also changed. The performance figures provided reflect the Portfolio performance prior to the name change and the change of the primary investment strategy.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Aerospace & Defense                                  2.0%
Communications Equipment                             7.0%
Computers & Peripherals                             14.6%
Electrical Equipment                                 1.4%
Electronic Equipment & Instruments                   1.4%
Energy Equipment & Services                          6.2%
Health Care Providers & Services                     6.6%
Health Care Technology                               4.2%
Industrial Conglomerates                             6.4%
Machinery                                            1.5%
Oil, Gas & Consumable Fuels                         23.1%
Pharmaceuticals                                      3.9%
Semiconductors & Semiconductor Equipment            15.2%
Specialty Retail                                     5.2%
Trading Companies & Distributors                     1.3%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST ENERGY PORTFOLIO
The First Trust Energy Portfolio posted a total return of 12.7% for the 12-month period ended December 31, 2006, which underperformed the Russell 1000 Integrated Oil Index's total return of 34.7% over the same period. The NAV increased from $27.96 to $31.50 during the period.

The following S&P group returns reflect how energy stocks fared during the 12-month period ended December 31, 2006: Oil & Gas Drilling (3.3%), Oil-Exploration & Production (4.6%), Oil & Gas Equipment & Services (15.6%) and Oil & Gas Integrated (34.4%). The year-over-year estimated earnings growth rate for the companies in the S&P Energy Index is 19% for 2006, according to Baseline First Call. The estimated earnings growth rate for 2007 is -1%. The actual earnings growth rate was 47% for 2005.

The top performing stocks, based on contribution to portfolio return, were the following: PetroChina (PTR), Maverick Tube (MVK), and Marathon Oil (MRO). The worst performing stocks, based on contribution to portfolio return, were the following: Patterson-UTI Energy (PTEN), BJ Services (BJS), and Nabors Industries
(NBR). Crude oil futures in New York closed December 31, 2006 at $61.05 per barrel, up from $61.04 at the end of 2005, according to Bloomberg. During the period the price was as high as $78.40 (07/14/06) and as low as $58.86 (11/17/06). Natural gas futures in New York closed December 31, 2006 at $6.30 per mmBtu (one million British thermal units), down from $11.23 at the end of 2005. During the period the price was as high as $11.00 (01/03/06) and as low as $4.05 (09/27/06).

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

                         Russell 1000
Energy Port             Integrated Oil        Russell other energy
10000                     10000                 10000
11230                     10307                 10616.6
15870                     11601                 17953
11290                     10377                 10174.2
10780                     9061                  8082.49
14200                     11497                 10190
18750                     14812                 14238
27960                     17506                 22920
31500                     23580                 23514

                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------  --------  --------
First Trust Energy Portfolio        $10,000  $11,230    $15,870   $11,290   $10,780   $14,200    $18,750   $27,960   $31,500
Russell 1000 Integrated Oil Index+   10,000   10,307     11,601    10,377     9,061    11,500     14,812    17,506    23,580
Russell 1000 Other Energy Index++    10,000   10,617     17,953    10,174     8,082    10,190     14,238    22,920    23,514
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------------
First Trust Energy Portfolio             10/6/99           12.7%            215.0%             17.2%           22.8%
Russell 1000 Integrated Oil Index+                         34.7             135.8              12.6            17.8
Russell 1000 Other Energy Index++                           2.6             135.1              12.5            18.2
--------------------------------------------------------------------------------------------------------------------------------

   + The Russell 1000 Integrated Oil Index is a capitalization-weighted index of companies involved in all parts of the exploration, production, and refining process. (Bloomberg)
  ++ The Russell 1000 Other Energy Index is a capitalization-weighted index of companies in the energy-related businesses other than integrated oils. (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST ENERGY PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Energy Equipment & Services                          26.8%
Oil, Gas & Consumable Fuels                          73.2%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
The First Trust Financial Services Portfolio posted a total return of 16.9% for the 12-month period ended December 31, 2006, which underperformed the Russell 1000 Financial Services Index's total return of 18.7% over the same period. The NAV increased from $16.60 to $19.40 during the period.

The following S&P(R) group returns reflect how financial stocks fared during the 12-month period ended December 31, 2006: Banks (15.8%), Property & Casualty (12.6%), Diversified Financials (25.5%) and Insurance Brokers (-0.8%). The year-over-year earnings growth rate estimate for the companies in the S&P(R) Financial Index was 19% for 2006, according to Baseline First Call estimates. The estimated earnings growth rate for 2007 is 7%. The actual earnings growth rate was 4% for 2005.

The top performing stocks, based on contribution to portfolio return, were the following: Goldman Sachs Group (GS), Morgan Stanley (MS), and Bear Stearns Cos
(BSC). The lowest performing stocks, based on contribution to portfolio return, were: Legg Mason (LM), Capital One Financial (COF), and AFLAC (AFL).

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Financial
 Port          Russell 1000 Financial Services
10000                      10000
10490                      10389
13090                      12115
11680                      11268
10000                      9544
13300                      12454
15350                      14098
16600                      15052
19400                      17865

                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------  --------  --------
First Trust Financial
Services Portfolio                  $10,000   $10,490   $13,090   $11,680   $10,000   $13,300    $15,350   $16,600   $19,400
Russell 1000 Financial Services
Index*                               10,000    10,389    13,115    11,268     9,544    12,454     14,098    15,052    17,865
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------------
First Trust Financial Services Portfolio 10/6/99           16.9%             94.0%              9.6%           10.7%
Russell 1000 Financial Services Index*                     18.7              78.7               8.3             9.7
--------------------------------------------------------------------------------------------------------------------------------

   * The Russell 1000 Financial Services Index is a capitalization-weighted index of companies that provide financial services. (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST FINANCIAL SERVICES PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Capital Markets                                      29.7%
Commercial Banks                                     16.7%
Consumer Finance                                      6.3%
Diversified Financial Services                       13.6%
Insurance                                            26.9%
Thrifts & Mortgage Finance                            6.8%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST PHARMACEUTICAL PORTFOLIO
The First Trust Pharmaceutical Portfolio posted a total return of 8.6% for the 12-month period ended December 31, 2006, which outperformed the Russell 1000 Healthcare Index's total return of 6.0% over the same period. The NAV increased from $11.44 to $12.42 during the period.

The following S&P(R) group returns reflect how health care stocks fared in the 12-month period ended December 31, 2006: Biotechnology (-2.7%) and Pharmaceuticals (15.6%). The year-over-year earnings growth rate 2006 estimate for the companies in the S&P(R) Health Care Index was 6%, according to Baseline First Call estimates. The estimated earnings growth rate for 2007 is 11%. The actual earnings growth rate was 9% for 2005.

The top performing stocks, based on contribution to portfolio return, were the following: Shire PLC (SHPGY), Novo Nordisk A/S (NVO), and Merck (MRK). The worst performing stocks, based on contribution to portfolio return, were the following: Teva Pharmaceutical Industries (TEVA), Alcon Inc. (ACL), and Barr Pharmaceuticals (BRL).

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Pharm Port        Russell Health Care
10000                   10000
10370                   9775.96
13540                   13120.5
12070                   11535.3
8650                    9178.06
10350                   10794
10280                   11056
11440                   11978
12420                   12691


                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04  12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------  --------  --------
First Trust Pharmaceutical
  Portfolio                         $10,000   $10,370   $13,540   $12,060    $8,650   $10,350    $10,280   $11,440   $12,420
Russell 1000 Healthcare Index*       10,000     9,776    13,121    11,535     9,178    10,794     11,056    11,978    12,691
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------------
First Trust Pharmaceutical Portfolio     10/6/99            8.6%             24.2%              3.0%            0.6%
Russell 1000 Healthcare Index*                              6.0              26.9               3.3             1.9
--------------------------------------------------------------------------------------------------------------------------------

   * The Russell 1000 Healthcare Index is a capitalization-weighted index of companies involved in medical services or healthcare. (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST PHARMACEUTICAL PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Biotechnology                                        15.5%
Chemicals                                             4.3%
Pharmaceuticals                                      80.2%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST TECHNOLOGY PORTFOLIO
The First Trust Technology Portfolio posted a total return of 2.8% for the 12-month period ended December 31, 2006, which underperformed the Russell 1000 Technology Index's total return of 10.5% over the same period. The NAV increased from $5.29 to $5.44 during the period.

The following S&P(R) group returns reflect how technology stocks fared during the 12-month period ended December 31, 2006: Computers & Peripherals (16.7%), Software & Services (8.4%) and Communications-Equipment (15.5%). The year-over-year earnings growth rate for the companies in the S&P(R) Information Technology Index declined an estimated -1% for 2006, according to Baseline First Call estimates. The estimated earnings growth rate for 2007 is 17%. The actual earnings growth rate was 17% for 2005.

The top performing stocks, based on contribution to portfolio return, were the following: NVIDIA Corp. (NVDA), Cisco Systems (CSCO), and Oracle Corp. (ORCL). The worst performing stocks, based on contribution to portfolio return, were the following: Citrix Systems (CTXS), Marvell Technology Group (MRVL), and Corning Inc. (GLW).

All of the data on this page represents past performance, which cannot be used to predict future returns that may be achieved by this portfolio. Total return and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Returns assume reinvestment of dividends.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Oct. 6, 1999-Dec. 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Technology Port        Russell Technology
10000                       10000
13410                       13216.1
10250                       8721.17
5790                        6117.83
3390                        3750.27
4970                        5590
5030                        5691
5290                        5843
5440                        6456


                                    10/6/99  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03   12/31/04   12/31/05  12/31/06
                                    -------  --------  --------  --------  --------  --------   --------   --------  --------
First Trust Technology Portfolio    $10,000   $13,410   $10,250   $5,790    $3,390    $4,970     $5,030     $5,290    $5,440
Russell 1000 Technology Index*       10,000    13,216     8,721    6,118     3,750     5,590      5,691      5,843     6,456
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                             PERIODS ENDED DEC. 31, 2006

                                                          1 YEAR          CUMULATIVE      AVERAGE ANNUAL      5 YEAR
                                      INCEPTION           ANNUAL             TOTAL         TOTAL RETURN   AVERAGE ANNUAL
                                         DATE          TOTAL RETURN         RETURN       (SINCE INCEPTION) TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
First Trust Technology Portfolio         10/6/99            2.8%            -45.6%             -8.1%           -1.2%
Russell 1000 Technology Index*                             10.5             -35.4              -5.9             1.1
---------------------------------------------------------------------------------------------------------------------------------

   * The Russell 1000 Technology Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. (Bloomberg)

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

FIRST TRUST TECHNOLOGY PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS+
                                December 31, 2006

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Communications Equipment                             15.9%
Computers & Peripherals                              24.1%
Electronic Equipment & Instruments                    3.4%
Internet Software & Services                          6.4%
IT Services                                           7.4%
Semiconductors & Semiconductor Equipment             23.4%
Software                                             19.4%


         + Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2006


As a shareholder of the Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, The DowSM Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, Value Line (R) Target 25 Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio or First Trust Technology Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2006 to December 31, 2006.


                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                                 HYPOTHETICAL
                                                     ACTUAL EXPENSES                     (5% RETURN BEFORE EXPENSES)
                                         -----------------------------------------  --------------------------------------

                                                                         EXPENSES                                 EXPENSES
                                          BEGINNING        ENDING      PAID DURING    BEGINNING     ENDING      PAID DURING
                                           ACCOUNT        ACCOUNT        PERIOD*       ACCOUNT      ACCOUNT       PERIOD*
                                            VALUE          VALUE       07/01/2006-      VALUE        VALUE      07/01/2006-  EXPENSE
                                          07/01/2006     12/31/2006    12/31/2006    07/01/2006    12/31/2006   12/31/2006    RATIO
                                         ------------   ------------  ------------  ------------  ------------  ----------  --------
Target Managed VIP Portfolio.....           $1,000         $1,119         $7.32        $1,000       $1,018         $6.97     1.37%
The DowSM DART 10 Portfolio......            1,000          1,160          8.00         1,000        1,018          7.48     1.47
The DowSM Target Dividend Portfolio          1,000          1,123          7.33         1,000        1,018          6.97     1.37
Global Dividend Target 15 Portfolio          1,000          1,219          8.22         1,000        1,018          7.48     1.47
S&P(R) Target 24 Portfolio.........          1,000          1,050          7.59         1,000        1,018          7.48     1.47
NASDAQ(R) Target 15 Portfolio......          1,000          1,079          7.70         1,000        1,018          7.48     1.47
First Trust 10 Uncommon Values
  Portfolio .......................          1,000          1,025          6.99         1,000        1,018          6.97     1.37
Value Line(R) Target 25 Portfolio..          1,000          1,064          7.33         1,000        1,018          7.17     1.41
First Trust Energy Portfolio.....            1,000            993          7.39         1,000        1,018          7.48     1.47
First Trust Financial Services Portfolio     1,000          1,106          7.80         1,000        1,018          7.48     1.47
First Trust Pharmaceutical Portfolio         1,000          1,097          7.77         1,000        1,018          7.48     1.47
First Trust Technology Portfolio.            1,000          1,108          7.81         1,000        1,018          7.48     1.47

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 97.7%

              AEROSPACE & DEFENSE - 0.9%
     35,241   AAR Corp.*...................................... $    1,028,685
      6,668   Ceradyne, Inc.*.................................        376,742
      7,778   Rockwell Collins, Inc...........................        492,270
                                                               ---------------
                                                                    1,897,697
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 0.3%
     13,519   C.H. Robinson Worldwide, Inc....................        552,792
                                                               ---------------
              AIRLINES - 0.1%
     25,208   World Air Holdings, Inc.*.......................        222,335
                                                               ---------------
              AUTO COMPONENTS - 0.9%
     22,213   Drew Industries, Inc.*..........................        577,760
     53,195   LKQ Corp.*......................................      1,222,953
                                                               ---------------
                                                                    1,800,713
                                                               ---------------
              AUTOMOBILES - 1.0%
     29,983   Harley-Davidson, Inc............................      2,112,902
                                                               ---------------
              BEVERAGES - 2.5%
     33,948   Diageo PLC, SP ADR..............................      2,692,416
     39,867   PepsiCo, Inc....................................      2,493,681
                                                               ---------------
                                                                    5,186,097
                                                               ---------------
              BIOTECHNOLOGY - 4.9%
     94,370   Amgen, Inc.*....................................      6,446,415
     53,283   Gilead Sciences, Inc.*..........................      3,459,665
                                                               ---------------
                                                                    9,906,080
                                                               ---------------
              CAPITAL MARKETS - 0.3%
     45,653   TradeStation Group, Inc.*.......................        627,729
                                                               ---------------
              COMMERCIAL BANKS - 4.9%
     75,325   ABN AMRO Holding NV, SP ADR.....................      2,414,166
     47,143   Barclays PLC, SP ADR............................      2,740,894
     24,693   HSBC Holdings PLC, SP ADR.......................      2,263,113
     58,701   Lloyds TSB Group PLC, SP ADR....................      2,660,916
                                                               ---------------
                                                                   10,079,089
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 0.4%
     28,420   Healthcare Services Group, Inc..................        823,043
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 2.8%
    281,342   Motorola, Inc...................................      5,784,392
                                                               ---------------
              COMPUTERS & PERIPHERALS - 11.2%
    167,728   Apple, Inc.*....................................     14,230,044
     72,429   International Business Machines Corp............      7,036,477
     36,614   SanDisk Corp.*..................................      1,575,500
                                                               ---------------
                                                                   22,842,021
                                                               ---------------
              CONSTRUCTION & ENGINEERING - 0.9%
     32,863   EMCOR Group, Inc.*..............................      1,868,261
                                                               ---------------

Page 28            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              DIVERSIFIED FINANCIAL SERVICES - 6.0%
    122,851   Citigroup, Inc.................................. $    6,842,801
     56,467   ING Groep NV, SP ADR............................      2,494,147
     40,879   Moody's Corp....................................      2,823,104
                                                               ---------------
                                                                   12,160,052
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
     51,809   BT Group PLC, SP ADR............................      3,102,841
    119,192   Deutsche Telekom AG, SP ADR.....................      2,169,294
     67,686   Telecom Italia SPA, SP ADR......................      2,039,379
     43,993   Telefonica SA, SP ADR...........................      2,804,554
                                                               ---------------
                                                                   10,116,068
                                                               ---------------
              ELECTRIC UTILITIES - 3.2%
     50,199   Enel SpA, SP ADR................................      2,590,268
      9,907   Exelon Corp.....................................        613,144
      5,608   PPL Corp........................................        200,991
     52,612   Scottish Power PLC, ADR.........................      3,074,119
                                                               ---------------
                                                                    6,478,522
                                                               ---------------
              ELECTRICAL EQUIPMENT - 0.6%
     23,949   Encore Wire Corp.*..............................        527,117
     11,251   Lamson & Sessions (The) Company*................        272,949
      7,896   Rockwell Automation, Inc........................        482,288
                                                               ---------------
                                                                    1,282,354
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
     19,503   Brightpoint, Inc.*..............................        262,315
     25,894   Itron, Inc.*....................................      1,342,345
                                                               ---------------
                                                                    1,604,660
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 4.7%
     32,873   Atwood Oceanics, Inc.*..........................      1,609,791
     52,365   BJ Services Company.............................      1,535,342
     29,498   Hornbeck Offshore Services, Inc.*...............      1,053,079
     14,190   Patterson-UTI Energy, Inc.......................        329,634
     74,957   TETRA Technologies, Inc.*.......................      1,917,400
     36,593   Veritas DGC Inc.*...............................      3,133,459
                                                               ---------------
                                                                    9,578,705
                                                               ---------------
              FOOD & STAPLES RETAILING - 0.5%
     23,445   Pantry (The), Inc.*.............................      1,098,164
                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
     14,644   ICU Medical, Inc.*..............................        595,718
     27,602   Meridian Bioscience, Inc........................        677,077
                                                               ---------------
                                                                    1,272,795
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 3.1%
     33,438   Express Scripts, Inc.*..........................      2,394,161
     41,385   HealthExtras, Inc.*.............................        997,378
     15,708   Horizon Health Corp.*...........................        307,406
     47,082   UnitedHealth Group, Inc.........................      2,529,716
                                                               ---------------
                                                                    6,228,661
                                                               ---------------

                       See Notes to Financial Statements.                Page 29

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              HEALTH CARE TECHNOLOGY - 0.4%
      8,761   Cerner Corp.*................................... $      398,625
     13,224   Vital Images, Inc.*.............................        460,195
                                                               ---------------
                                                                      858,820
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 0.8%
     16,207   Darden Restaurants, Inc.........................        651,035
     35,263   Papa John's International, Inc.*................      1,022,980
                                                               ---------------
                                                                    1,674,015
                                                               ---------------
              HOUSEHOLD DURABLES - 0.7%
     17,669   Garmin Ltd......................................        983,456
     30,087   Tarragon Corp...................................        366,159
                                                               ---------------
                                                                    1,349,615
                                                               ---------------
              HOUSEHOLD PRODUCTS - 3.7%
      3,613   Clorox (The) Company............................        231,774
     12,466   Colgate-Palmolive Company.......................        813,282
    102,157   Procter & Gamble (The) Company..................      6,565,630
                                                               ---------------
                                                                    7,610,686
                                                               ---------------
              INDEPENDENT POWER PRODUCERS
                & ENERGY TRADERS - 0.2%
      6,936   TXU Corp........................................        376,001
                                                               ---------------
              INDUSTRIAL CONGLOMERATES - 1.6%
     33,807   3M Company......................................      2,634,580
     12,152   McDermott International, Inc.*..................        618,051
                                                               ---------------
                                                                    3,252,631
                                                               ---------------
              INSURANCE - 2.4%
     31,756   Argonaut Group, Inc.*...........................      1,107,014
    108,849   Progressive (The) Corp..........................      2,636,323
     17,044   SAFECO Corp.....................................      1,066,102
                                                               ---------------
                                                                    4,809,439
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 4.6%
     35,804   Digital Insight Corp.*..........................      1,378,096
     23,488   eCollege.com*...................................        367,587
     16,378   Google Inc., Class A*...........................      7,541,741
                                                               ---------------
                                                                    9,287,424
                                                               ---------------
              MACHINERY - 0.3%
     13,560   Columbus McKinnon Corp.*........................        285,031
     12,866   Gehl Company*...................................        354,201
                                                               ---------------
                                                                      639,232
                                                               ---------------
              METALS & MINING - 0.3%
     26,748   Ryerson, Inc....................................        671,107
                                                               ---------------
              MULTI-UTILITIES - 1.5%
     40,706   National Grid Transco PLC, SP ADR...............      2,956,070
                                                               ---------------
              MULTILINE RETAIL - 0.7%
     29,410   Nordstrom, Inc..................................      1,451,089
                                                               ---------------

Page 30            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              OIL, GAS & CONSUMABLE FUELS - 11.9%
     21,477   Atlas America, Inc.*............................ $    1,094,683
     41,162   Chesapeake Energy Corp..........................      1,195,756
     40,419   Crosstex Energy, Inc............................      1,280,878
     18,589   Edge Petroleum Corp.*...........................        339,063
     35,792   ENI SpA, SP ADR.................................      2,408,086
     38,855   EOG Resources, Inc..............................      2,426,495
    106,116   Exxon Mobil Corp................................      8,131,669
      8,906   Helix Energy Solutions Group, Inc.*.............        279,381
     37,753   Occidental Petroleum Corp.......................      1,843,479
     30,064   Peabody Energy Corp.............................      1,214,886
     67,570   Petrohawk Energy Corp.*.........................        777,055
     49,634   PetroQuest Energy, Inc.*........................        632,337
     19,133   Southwestern Energy Company*....................        670,612
     41,335   XTO Energy, Inc.................................      1,944,812
                                                               ---------------
                                                                   24,239,192
                                                               ---------------
              PHARMACEUTICALS - 1.0%
     17,756   Biovail Corp....................................        375,717
     51,374   Teva Pharmaceutical Industries Ltd., SP ADR.....      1,596,704
                                                               ---------------
                                                                    1,972,421
                                                               ---------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 6.6%
    238,051   Intel Corp......................................      4,820,533
     22,598   Intevac, Inc.*..................................        586,418
     10,985   Lam Research Corp.*.............................        556,061
     23,776   National Semiconductor Corp.....................        539,715
     67,681   NVIDIA Corp.*...................................      2,504,874
     22,143   Sigma Designs, Inc.*............................        563,539
     22,251   Standard Microsystems Corp.*....................        622,583
    111,816   Texas Instruments, Inc..........................      3,220,301
                                                               ---------------
                                                                   13,414,024
                                                               ---------------
              SOFTWARE - 1.4%
     25,101   Ansoft Corp.*...................................        697,808
     18,624   Autodesk, Inc.*.................................        753,527
     24,207   Intuit, Inc.*...................................        738,556
     25,018   Ultimate Software Group (The), Inc.*............        581,919
                                                               ---------------
                                                                    2,771,810
                                                               ---------------
              SPECIALTY RETAIL - 1.7%
     15,611   Dress Barn (The), Inc.*.........................        364,205
      8,449   Guess? Inc.*....................................        535,920
     37,191   Hibbett Sporting Goods, Inc.*...................      1,135,441
     18,049   Jos. A. Bank Clothiers, Inc.*...................        529,738
     56,702   Select Comfort Corp.*...........................        986,048
                                                               ---------------
                                                                    3,551,352
                                                               ---------------
              TEXTILES, APPAREL & LUXURY GOODS - 0.4%
     22,013   Steven Madden, Ltd.*............................        772,436
                                                               ---------------

                       See Notes to Financial Statements.                Page 31

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              TRADING COMPANIES & DISTRIBUTORS - 0.3%
     12,202   Fastenal Company................................ $      437,808
      4,971   Watsco, Inc.....................................        234,432
                                                               ---------------
                                                                      672,240
                                                               ---------------
              WIRELESS TELECOMMUNICATION SERVICES - 1.6%
     12,212   NII Holdings, Inc.*.............................        786,941
     91,927   Vodafone Group PLC, SP ADR......................      2,553,732
                                                               ---------------
                                                                    3,340,673
                                                               ---------------

              TOTAL COMMON STOCKS.............................    199,193,409
                                                               ---------------
              (Cost $179,662,848)


              TOTAL INVESTMENTS - 97.7%.......................    199,193,409
              (Cost $179,662,848)

              NET OTHER ASSETS & LIABILITIES - 2.3%...........      4,674,434
                                                               ---------------
              NET ASSETS - 100.0%............................. $  203,867,843
                                                               ===============

-------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt
    SP ADR    Sponsored American Depository Receipt


Page 32            See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.4%

              AEROSPACE & DEFENSE - 9.9%
     31,254   Boeing (The) Company............................ $    2,776,605
                                                               ---------------
              AUTOMOBILES - 12.9%
    117,020   General Motors Corp.............................      3,594,854
                                                               ---------------
              COMPUTERS & PERIPHERALS - 9.4%
     26,997   International Business Machines Corp............      2,622,759
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 9.1%
     45,793   Citigroup, Inc..................................      2,550,670
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 11.6%
     90,355   AT&T, Inc.......................................      3,230,191
                                                               ---------------
              HOUSEHOLD PRODUCTS - 8.8%
     38,078   Procter & Gamble (The) Company..................      2,447,273
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 10.8%
     39,552   Exxon Mobil Corp................................      3,030,870
                                                               ---------------
              PHARMACEUTICALS - 19.5%
     68,765   Merck & Company, Inc............................      2,998,154
     94,864   Pfizer, Inc.....................................      2,456,978
                                                               ---------------
                                                                    5,455,132
                                                               ---------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 6.4%
     88,735   Intel Corp......................................      1,796,884
                                                               ---------------

              TOTAL COMMON STOCKS.............................     27,505,238
                                                               ---------------
              (Cost $25,357,166)


              TOTAL INVESTMENTS - 98.4%.......................     27,505,238
              (Cost $25,357,166)

              NET OTHER ASSETS & LIABILITIES - 1.6%...........        449,315
                                                               ---------------
              NET ASSETS - 100.0%............................. $   27,954,553
                                                               ===============

-----------------------------------------------------

                   See Notes to Financial Statements.                    Page 33

THE DOWSM TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.0%

              CHEMICALS - 10.0%
    104,106   Lubrizol (The) Corp............................. $    5,218,834
    189,179   Lyondell Chemical Company.......................      4,837,307
                                                               ---------------
                                                                   10,056,141
                                                               ---------------
              COMMERCIAL BANKS - 9.1%
     75,787   Comerica, Inc...................................      4,447,181
    131,714   Provident Bankshares Corp.......................      4,689,018
                                                               ---------------
                                                                    9,136,199
                                                               ---------------
              COMMERCIAL SERVICES - 4.6%
    131,184   R.R. Donnelley & Sons Company...................      4,662,279
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 4.7%
     98,641   JPMorgan Chase & Company........................      4,764,360
                                                               ---------------
              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
     73,773   Windstream Corp.................................      1,049,052
                                                               ---------------
              ELECTRIC UTILITIES - 16.9%
    274,494   Duquesne Light Holdings, Inc....................      5,448,706
     65,932   Entergy Corp....................................      6,086,842
     92,248   FirstEnergy Corp................................      5,554,252
                                                               ---------------
                                                                   17,089,800
                                                               ---------------
              FOOD & STAPLES RETAILING - 1.5%
     42,437   SUPERVALU, Inc..................................      1,517,123
                                                               ---------------
              GAS UTILITIES - 12.6%
    115,346   Nicor, Inc......................................      5,398,193
    170,107   ONEOK, Inc......................................      7,335,014
                                                               ---------------
                                                                   12,733,207
                                                               ---------------
              HOUSEHOLD DURABLES - 3.8%
    324,990   La-Z-Boy, Inc...................................      3,857,631
                                                               ---------------
              INSURANCE - 9.5%
    101,300   Cincinnati Financial Corp.......................      4,589,903
     98,995   Unitrin, Inc....................................      4,960,640
                                                               ---------------
                                                                    9,550,543
                                                               ---------------
              MULTI-UTILITIES - 9.5%
    199,215   Energy East Corp................................      4,940,532
    115,117   SCANA Corp......................................      4,676,053
                                                               ---------------
                                                                    9,616,585
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 6.9%
     74,800   Marathon Oil Corp...............................      6,919,000
                                                               ---------------
              THRIFTS & MORTGAGE FINANCE - 4.6%
    196,457   Washington Federal, Inc.........................      4,622,633
                                                               ---------------
              WIRELESS TELECOMMUNICATION SERVICES - 4.3%
     71,770   ALLTEL Corp.....................................      4,340,650
                                                               ---------------

              TOTAL COMMON STOCKS............................. $   99,915,203
                                                               ---------------
              (Cost $91,203,284)

Page 34            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                   MARKET
                                                                    VALUE
                                                                 ------------

              TOTAL INVESTMENTS - 99.0%....................... $   99,915,203
              (Cost $91,203,284)

              NET OTHER ASSETS & LIABILITIES - 1.0%...........        991,035
                                                               ---------------
              NET ASSETS - 100.0%............................. $  100,906,238
                                                               ===============

----------------------------------------------


                       See Notes to Financial Statements.                Page 35

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.5%

              HONG KONG - 33.2%
  3,209,349   BOC Hong Kong (Holdings) Ltd.................... $    8,705,935
  3,526,069   Cathay Pacific Airways Ltd......................      8,694,716
  2,202,378   CITIC Pacific Ltd...............................      7,602,425
  3,385,103   COSCO Pacific Ltd...............................      7,946,734
  3,912,518   Hang Lung Properties Ltd........................      9,808,598
                                                               ---------------
                                                                   42,758,408
                                                               ---------------
              UNITED KINGDOM - 32.6%
  1,621,291   BT Group PLC....................................      9,570,993
  1,637,872   Compass Group PLC...............................      9,300,079
  1,234,013   GKN PLC.........................................      6,716,967
  2,842,855   Royal & Sun Alliance Insurance Group PLC........      8,488,545
  2,856,605   Vodafone Group PLC..............................      7,914,351
                                                               ---------------
                                                                   41,990,935
                                                               ---------------
              UNITED STATES - 32.7%
    252,174   AT&T, Inc.......................................      9,015,221
    326,592   General Motors Corp.............................     10,032,906
     10,175   Idearc, Inc.* ..................................        291,514
    191,917   Merck & Company, Inc............................      8,367,581
    264,758   Pfizer, Inc.....................................      6,857,232
    205,105   Verizon Communications, Inc.....................      7,638,110
                                                               ---------------
                                                                   42,202,564
                                                               ---------------

              TOTAL COMMON STOCKS.............................    126,951,907
                                                               ---------------
              (Cost $106,176,379)


              TOTAL INVESTMENTS - 98.5%.......................    126,951,907
              (Cost $106,176,379)

              NET OTHER ASSETS & LIABILITIES - 1.5%...........      1,884,463
                                                               ---------------
              NET ASSETS - 100.0%............................. $  128,836,370
                                                               ===============

-----------------------------------------------
         * Non-income producing security.


Page 36            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Diversified Telecommunication Services..........         20.4%
              Pharmaceuticals.................................         11.8
              Automobiles.....................................          7.8
              Real Estate Management & Development............          7.6
              Hotels, Restaurants & Leisure...................          7.2
              Commercial Banks................................          6.8
              Airlines........................................          6.7
              Insurance.......................................          6.6
              Transportation Infrastructure...................          6.2
              Wireless Telecommunication Services.............          6.1
              Industrial Conglomerates........................          5.9
              Auto Components.................................          5.2
              Publishing......................................          0.2
              Net Other Assets and Liabilities................          1.5
                                                               ---------------
                                                                      100.0%
                                                               ===============

                   See Notes to Financial Statements.                    Page 37

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.3%

              AEROSPACE & DEFENSE - 1.6%
      4,066   Rockwell Collins, Inc........................... $      257,337
                                                               ---------------
              AUTOMOBILES - 6.9%
     15,673   Harley-Davidson, Inc............................      1,104,476
                                                               ---------------
              BEVERAGES - 8.1%
     20,836   PepsiCo, Inc....................................      1,303,292
                                                               ---------------
              BIOTECHNOLOGY - 3.4%
      8,284   Gilead Sciences, Inc.*..........................        537,880
                                                               ---------------
              COMPUTERS & PERIPHERALS - 0.0%
      3,764   Seagate Technology, Inc. (Escrow Shares)+*......              0
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 9.2%
     21,365   Moody's Corp....................................      1,475,467
                                                               ---------------
              ELECTRIC UTILITIES - 2.6%
      5,175   Exelon Corp.....................................        320,281
      2,933   PPL Corp........................................        105,119
                                                               ---------------
                                                                      425,400
                                                               ---------------
              ELECTRICAL EQUIPMENT - 1.6%
      4,128   Rockwell Automation, Inc........................        252,138
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 1.5%
      8,005   BJ Services Company.............................        234,707
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 9.4%
      2,630   Express Scripts, Inc.*..........................        188,308
     24,610   UnitedHealth Group, Inc.........................      1,322,295
                                                               ---------------
                                                                    1,510,603
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 2.1%
      8,468   Darden Restaurants, Inc.........................        340,160
                                                               ---------------
              HOUSEHOLD PRODUCTS - 3.4%
      1,889   Clorox (The) Company............................        121,179
      6,517   Colgate-Palmolive Company.......................        425,169
                                                               ---------------
                                                                      546,348
                                                               ---------------
              INDEPENDENT POWER PRODUCERS
                & ENERGY TRADERS - 1.2%
      3,626   TXU Corp........................................        196,565
                                                               ---------------
              INDUSTRIAL CONGLOMERATES - 8.6%
     17,670   3M Company......................................      1,377,023
                                                               ---------------
              INSURANCE - 12.1%
     56,897   Progressive (The) Corp..........................      1,378,045
      8,910   SAFECO Corp.....................................        557,321
                                                               ---------------
                                                                    1,935,366
                                                               ---------------
              MULTILINE RETAIL - 4.7%
     15,372   Nordstrom, Inc..................................        758,454
                                                               ---------------

Page 38            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - CONTINUED

              OIL, GAS & CONSUMABLE FUELS - 8.3%
      5,938   EOG Resources, Inc.............................. $      370,828
     19,736   Occidental Petroleum Corp.......................        963,709
                                                               ---------------
                                                                    1,334,537
                                                               ---------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 12.2%
     12,424   National Semiconductor Corp.....................        282,025
     58,446   Texas Instruments, Inc..........................      1,683,245
                                                               ---------------
                                                                    1,965,270
                                                               ---------------
              SOFTWARE - 2.4%
     12,654   Intuit, Inc.*...................................        386,074
                                                               ---------------

              TOTAL COMMON STOCKS.............................     15,941,097
                                                               ---------------
              (Cost $15,257,228)


              TOTAL INVESTMENTS - 99.3%.......................     15,941,097
              (Cost $15,257,228)

              NET OTHER ASSETS & LIABILITIES - 0.7%...........        115,563
                                                               ---------------
              NET ASSETS - 100.0%............................. $   16,056,660
                                                               ===============

------------------------------------------------------
         *  Non-income producing security.
         + Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.

                       See Notes to Financial Statements.                Page 39

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.9%

              AIR FREIGHT & LOGISTICS - 5.7%
     10,145   C.H. Robinson Worldwide, Inc.................... $      414,829
                                                               ---------------
              BIOTECHNOLOGY - 14.1%
      6,234   Amgen, Inc.*....................................        425,844
      9,328   Gilead Sciences, Inc.*..........................        605,667
                                                               ---------------
                                                                    1,031,511
                                                               ---------------
              COMPUTERS & PERIPHERALS - 12.6%
      6,895   Apple, Inc.*....................................        584,972
      7,861   SanDisk Corp.*..................................        338,259
                                                               ---------------
                                                                      923,231
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 3.4%
     10,643   Patterson-UTI Energy, Inc.......................        247,237
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 5.7%
      5,835   Express Scripts, Inc.*..........................        417,786
                                                               ---------------
              HOUSEHOLD DURABLES - 10.1%
     13,259   Garmin Ltd......................................        737,996
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 7.4%
      1,171   Google Inc., Class A*...........................        539,222
                                                               ---------------
              PHARMACEUTICALS - 4.8%
     11,386   Teva Pharmaceutical Industries Ltd., SP ADR.....        353,877
                                                               ---------------
              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - 16.4%
      8,238   Lam Research Corp.*.............................        417,007
     21,232   NVIDIA Corp.*...................................        785,796
                                                               ---------------
                                                                    1,202,803
                                                               ---------------
              SOFTWARE - 6.1%
     11,132   Autodesk, Inc.*.................................        450,401
                                                               ---------------
              TRADING COMPANIES & DISTRIBUTORS - 4.5%
      9,153   Fastenal Company................................        328,410
                                                               ---------------
              WIRELESS TELECOMMUNICATION SERVICES - 8.1%
      9,161   NII Holdings, Inc.*.............................        590,335
                                                               ---------------

              TOTAL COMMON STOCKS.............................      7,237,638
                                                               ---------------
              (Cost $6,399,560)


              TOTAL INVESTMENTS - 98.9%.......................      7,237,638
              (Cost $6,399,560)

              NET OTHER ASSETS & LIABILITIES - 1.1%...........         79,951
                                                               ---------------
              NET ASSETS - 100.0%............................. $    7,317,589
                                                               ===============

---------------------------------------------------
         *    Non-income producing security.
    SP ADR    Sponsored American Depository Receipt

Page 40            See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.8%

              AEROSPACE & DEFENSE - 9.6%
      8,762   United Technologies Corp........................ $      547,800
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 8.1%
     24,908   Corning, Inc.*..................................        466,029
                                                               ---------------
              CONSUMER FINANCE - 8.5%
      6,361   Capital One Financial Corp......................        488,652
                                                               ---------------
              ELECTRIC UTILITIES - 10.1%
      9,380   Exelon Corp.....................................        580,528
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 8.1%
     11,985   Omnicare, Inc...................................        462,981
                                                               ---------------
              IT SERVICES - 10.3%
     12,005   Automatic Data Processing, Inc..................        591,246
                                                               ---------------
              MEDIA - 10.5%
     28,342   Regal Entertainment Group, Class A..............        604,251
                                                               ---------------
              METALS & MINING - 14.4%
      6,870   Phelps Dodge Corp...............................        822,476
                                                               ---------------
              PHARMACEUTICALS - 10.0%
      8,684   Johnson & Johnson...............................        573,318
                                                               ---------------
              SOFTWARE - 10.2%
     19,252   Intuit, Inc.*...................................        587,379
                                                               ---------------

              TOTAL COMMON STOCKS.............................      5,724,660
                                                               ---------------
              (Cost $5,164,011)


              TOTAL INVESTMENTS - 99.8%.......................      5,724,660
              (Cost $5,164,011)

              NET OTHER ASSETS & LIABILITIES - 0.2%...........          9,272
                                                               ---------------
              NET ASSETS - 100.0%............................. $    5,733,932
                                                               ===============

-----------------------------------------------------
         * Non-income producing security.

                       See Notes to Financial Statements.                Page 41

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 101.0%

              AEROSPACE & DEFENSE - 2.0%
     15,331   Ceradyne, Inc.*................................. $      866,202
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 7.1%
    151,238   Motorola, Inc...................................      3,109,453
                                                               ---------------
              COMPUTERS & PERIPHERALS - 14.8%
     48,259   Apple, Inc.*....................................      4,094,294
     55,023   SanDisk Corp.*..................................      2,367,640
                                                               ---------------
                                                                    6,461,934
                                                               ---------------
              ELECTRICAL EQUIPMENT - 1.4%
     25,879   Lamson & Sessions (The) Company*................        627,825
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
     44,811   Brightpoint, Inc.*..............................        602,708
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 6.3%
     93,983   BJ Services Company.............................      2,755,582
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 6.7%
     40,842   Express Scripts, Inc.*..........................      2,924,287
                                                               ---------------
              HEALTH CARE TECHNOLOGY - 4.2%
     40,307   Cerner Corp.*...................................      1,833,969
                                                               ---------------
              INDUSTRIAL CONGLOMERATES - 6.5%
     55,886   McDermott International, Inc.*..................      2,842,362
                                                               ---------------
              MACHINERY - 1.5%
     30,957   Columbus McKinnon Corp.*........................        650,716
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 23.3%
     64,563   Chesapeake Energy Corp..........................      1,875,555
     26,681   EOG Resources, Inc..............................      1,666,228
     38,885   Helix Energy Solutions Group, Inc.*.............      1,219,822
     50,122   Peabody Energy Corp.............................      2,025,430
     34,885   Southwestern Energy Company*....................      1,222,719
     46,499   XTO Energy, Inc.................................      2,187,778
                                                               ---------------
                                                                   10,197,532
                                                               ---------------
              PHARMACEUTICALS - 3.9%
     81,669   Biovail Corp....................................      1,728,116
                                                               ---------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 15.3%
    181,123   NVIDIA Corp.*...................................      6,703,362
                                                               ---------------
              SPECIALTY RETAIL - 5.3%
     35,906   Dress Barn (The), Inc.*.........................        837,687
     23,342   Guess? Inc.*....................................      1,480,583
                                                               ---------------
                                                                    2,318,270
                                                               ---------------
              TRADING COMPANIES & DISTRIBUTORS - 1.3%
     12,251   Watsco, Inc.....................................        577,757
                                                               ---------------

              TOTAL COMMON STOCKS............................. $   44,200,075
                                                               ---------------
              (Cost $43,110,153)

Page 42            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
                                                                     MARKET
                                                                      VALUE
                                                                  ------------

              TOTAL INVESTMENTS - 101.0%...................... $   44,200,075
              (Cost $43,110,153)

              NET OTHER ASSETS & LIABILITIES - (1.0%).........       (424,458)
                                                               ---------------
              NET ASSETS - 100.0%............................. $   43,775,617
                                                               ===============

---------------------------------------------------------
         * Non-income producing security.

                       See Notes to Financial Statements.                Page 43

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 99.2%

              ENERGY EQUIPMENT & SERVICES - 26.6%
      5,163   BJ Services Company............................. $      151,379
      3,194   GlobalSantaFe Corp..............................        187,743
      4,204   Grant Prideco, Inc.*............................        167,193
      5,445   Nabors Industries Ltd.*.........................        162,152
      2,752   National-Oilwell Varco Inc.*....................        168,367
      6,983   Patterson-UTI Energy, Inc.......................        162,215
      3,806   Weatherford International Ltd.*.................        159,053
                                                               ---------------
                                                                    1,158,102
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 72.6%
      2,471   Apache Corp.....................................        164,346
      2,372   BP PLC, SP ADR..................................        159,161
      2,515   Chevron Corp....................................        184,928
      2,717   ConocoPhillips..................................        195,488
      2,812   ENI SpA, SP ADR.................................        189,191
      2,427   Exxon Mobil Corp................................        185,981
      4,718   Helix Energy Solutions Group, Inc.*.............        148,004
      1,939   Marathon Oil Corp...............................        179,358
      3,441   Noble Energy, Inc...............................        168,850
      3,523   Occidental Petroleum Corp.......................        172,028
      4,001   Petro-Canada....................................        164,201
      1,521   PetroChina Company Ltd., ADR....................        214,127
      1,910   Petroleo Brasileiro S.A., ADR...................        196,711
      2,527   Royal Dutch Shell PLC, Class A, ADR.............        178,886
      2,498   Total SA, SP ADR................................        179,656
      3,400   Unit Corp.*.....................................        164,730
      2,919   Valero Energy Corp..............................        149,336
      3,628   XTO Energy, Inc.................................        170,698
                                                               ---------------
                                                                    3,165,680
                                                               ---------------

              TOTAL COMMON STOCKS.............................      4,323,782
                                                               ---------------
              (Cost $2,971,161)


              TOTAL INVESTMENTS - 99.2%.......................      4,323,782
              (Cost $2,971,161)

              NET OTHER ASSETS & LIABILITIES - 0.8%...........         36,255
                                                               ---------------
              NET ASSETS - 100.0%............................. $    4,360,037
                                                               ===============

-----------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt
    SP ADR    Sponsored American Depository Receipt

Page 44            See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.9%

              CAPITAL MARKETS - 29.4%
      1,088   Affiliated Managers Group, Inc.*................ $      114,381
        746   Bear Stearns Companies, (The) Inc...............        121,434
      4,553   E*TRADE Financial Corp.*........................        102,078
        567   Goldman Sachs Group (The), Inc..................        113,032
      1,121   Legg Mason, Inc.................................        106,551
      1,462   Lehman Brothers Holdings, Inc...................        114,211
      1,354   Merrill Lynch & Company, Inc....................        126,057
      1,515   Morgan Stanley..................................        123,367
      2,276   T. Rowe Price Group, Inc........................         99,621
                                                               ---------------
                                                                    1,020,732
                                                               ---------------
              COMMERCIAL BANKS - 16.5%
      1,241   HSBC Holdings PLC, SP ADR.......................        113,738
      1,921   Toronto Dominion Bank (The).....................        115,010
      3,279   U.S. Bancorp....................................        118,667
      3,010   Wells Fargo & Company...........................        107,036
      1,431   Zions Bancorporation............................        117,972
                                                               ---------------
                                                                      572,423
                                                               ---------------
              CONSUMER FINANCE - 6.3%
      1,942   American Express Company........................        117,821
      1,305   Capital One Financial Corp......................        100,250
                                                               ---------------
                                                                      218,071
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 13.4%
      2,033   Bank of America Corp............................        108,542
      2,312   Citigroup, Inc..................................        128,778
      2,587   ING Groep NV, SP ADR............................        114,268
      2,406   JPMorgan Chase & Company........................        116,210
                                                               ---------------
                                                                      467,798
                                                               ---------------
              INSURANCE - 26.6%
      2,407   AFLAC, Inc......................................        110,722
      1,736   Allstate (The) Corp.............................        113,031
      1,714   American International Group, Inc...............        122,825
      2,096   Chubb (The) Corp................................        110,899
      3,202   Genworth Financial Inc., Class A................        109,540
      1,319   Hartford Financial Services Group (The), Inc....        123,076
      3,511   Manulife Financial Corp.........................        118,637
      1,978   MetLife, Inc....................................        116,722
                                                               ---------------
                                                                      925,452
                                                               ---------------
              THRIFTS & MORTGAGE FINANCE - 6.7%
      2,929   Countrywide Financial Corp......................        124,336
      2,433   IndyMac Bancorp, Inc............................        109,874
                                                               ---------------
                                                                      234,210
                                                               ---------------

              TOTAL COMMON STOCKS.............................      3,438,686
                                                               ---------------
              (Cost $2,442,729)

                    See Notes to Financial Statements.                   Page 45

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
                                                                   MARKET
                                                                    VALUE
                                                                ------------

              TOTAL INVESTMENTS - 98.9%....................... $    3,438,686
              (Cost $2,442,729)

              NET OTHER ASSETS & LIABILITIES - 1.1%...........         37,126
                                                               ---------------
              NET ASSETS - 100.0%............................. $    3,475,812
                                                               ===============

----------------------------------------------------
         *    Non-income producing security.
    SP ADR    Sponsored American Depository Receipt

Page 46            See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 98.0%

              BIOTECHNOLOGY - 15.2%
      1,639   Amgen, Inc.*.................................... $      111,960
      2,258   Biogen Idec, Inc.*..............................        111,071
      1,554   Cephalon, Inc.*.................................        109,417
      1,690   Genzyme Corp.*..................................        104,070
                                                               ---------------
                                                                      436,518
                                                               ---------------
              CHEMICALS - 4.2%
      2,238   Bayer AG, SP ADR................................        119,420
                                                               ---------------
              PHARMACEUTICALS - 78.6%
      2,451   Abbott Laboratories.............................        119,388
        997   Allergan, Inc...................................        119,381
      1,787   AstraZeneca PLC, SP ADR.........................         95,694
      2,142   Barr Pharmaceuticals, Inc.*.....................        107,357
      5,967   Biovail Corp....................................        126,262
      3,242   Endo Pharmaceuticals Holdings, Inc.*............         89,414
      2,313   Forest Laboratories, Inc.*......................        117,038
      1,750   Gilead Sciences, Inc.*..........................        113,627
      1,916   GlaxoSmithKline PLC, ADR........................        101,088
      1,709   Johnson & Johnson...............................        112,828
      1,934   Lilly (Eli) & Company...........................        100,761
      2,710   Merck & Company, Inc............................        118,156
      1,983   Novartis AG, ADR................................        113,904
      1,556   Novo Nordisk A/S, SP ADR........................        130,128
      4,405   Pfizer, Inc.....................................        114,090
      2,395   Sanofi-Aventis, SP ADR..........................        110,577
      5,218   Schering-Plough Corp............................        123,354
      1,992   Shire PLC, ADR..................................        123,026
      3,384   Teva Pharmaceutical Industries Ltd., SP ADR.....        105,175
      2,257   Wyeth...........................................        114,926
                                                               ---------------
                                                                    2,256,174
                                                               ---------------

              TOTAL COMMON STOCKS.............................      2,812,112
                                                               ---------------
              (Cost $2,410,406)


              TOTAL INVESTMENTS - 98.0%.......................      2,812,112
              (Cost $2,410,406)

              NET OTHER ASSETS & LIABILITIES - 2.0%...........         56,794
                                                               ---------------
              NET ASSETS - 100.0%............................. $    2,868,906
                                                               ===============

------------------------------------------------------------
         *    Non-income producing security.
       ADR    American Depository Receipt
    SP ADR    Sponsored American Depository Receipt

                     See Notes to Financial Statements.                  Page 47

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006


                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS - 93.9%

              COMMUNICATIONS EQUIPMENT - 14.9%
      1,657   Cisco Systems, Inc.*............................ $       45,286
      1,621   Corning, Inc.*..................................         30,329
      1,771   Motorola, Inc...................................         36,412
      1,935   Nokia Corp., SP ADR.............................         39,319
      1,078   QUALCOMM, Inc...................................         40,738
                                                               ---------------
                                                                      192,084
                                                               ---------------
              COMPUTERS & PERIPHERALS - 22.7%
        485   Apple, Inc.*....................................         41,147
      1,603   Dell, Inc.*.....................................         40,219
      1,137   Hewlett-Packard Company.........................         46,833
      1,520   Logitech International S.A.*....................         43,457
      1,111   Network Appliance, Inc.*........................         43,640
        719   SanDisk Corp.*..................................         30,939
      1,732   Seagate Technology..............................         45,898
                                                               ---------------
                                                                      292,133
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
        668   Amphenol Corp., Class A.........................         41,469
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 6.0%
         93   Google Inc., Class A*...........................         42,824
      1,338   Yahoo! Inc.*....................................         34,173
                                                               ---------------
                                                                       76,997
                                                               ---------------
              IT SERVICES - 6.9%
        864   Fiserv, Inc.*...................................         45,291
        801   Infosys Technologies Ltd., SP ADR...............         43,702
                                                               ---------------
                                                                       88,993
                                                               ---------------
              SEMICONDUCTORS
                & SEMICONDUCTOR EQUIPMENT - 22.0%
      2,408   Applied Materials, Inc..........................         44,427
      1,293   Broadcom Corp., Class A*........................         41,777
      2,063   Intel Corp......................................         41,776
      1,968   Marvell Technology Group Ltd.*..................         37,766
      1,221   Maxim Integrated Products, Inc..................         37,387
      1,166   NVIDIA Corp.*...................................         43,154
      1,294   Texas Instruments, Inc..........................         37,267
                                                               ---------------
                                                                      283,554
                                                               ---------------
              SOFTWARE - 18.2%
        991   Adobe Systems, Inc.*............................         40,750
      1,128   Citrix Systems, Inc.*...........................         30,512
      1,382   Microsoft Corp..................................         41,266
      2,355   Oracle Corp.*...................................         40,365
        746   SAP AG, SP ADR..................................         39,613
      2,023   Symantec Corp.*.................................         42,180
                                                               ---------------
                                                                      234,686
                                                               ---------------

              TOTAL COMMON STOCKS.............................      1,209,916
                                                               ---------------
              (Cost $1,041,054)



Page 48            See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
                                                                    MARKET
                                                                     VALUE
                                                                 ------------

              TOTAL INVESTMENTS - 93.9%....................... $    1,209,916
              (Cost $1,041,054)

              NET OTHER ASSETS & LIABILITIES - 6.1%...........         78,301
                                                               ---------------
              NET ASSETS - 100.0%............................. $    1,288,217
                                                               ===============

----------------------------------------------------------
         *    Non-income producing security.
    SP ADR    Sponsored American Depository Receipt

                       See Notes to Financial Statements.                Page 49

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006


                                                                                                THE DOWSM        GLOBAL
                                                                    TARGET       THE DOWSM        TARGET        DIVIDEND
                                                                  MANAGED VIP      DART 10       DIVIDEND       TARGET 15
                                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                -------------   ------------  -------------   -------------
ASSETS
Investments, at market value
   (See portfolios of investments) (a):.......................  $199,193,409    $27,505,238   $ 99,915,203    $126,951,907
                                                                -------------   ------------  -------------   -------------
Cash..........................................................       487,858        493,613             --       1,407,300
Prepaid expenses..............................................         9,873          1,376          4,856           4,935
Other assets..................................................            --             --             --           2,185
Receivables:
   Dividends..................................................       204,966         31,719        327,771         710,968
   Dividend Reclaim...........................................        14,475             --             --              --
   Interest...................................................         4,810            435          4,656           9,117
   Investment securities sold.................................            --             --      8,042,649         446,975
   Membership Interests purchased.............................     4,326,975             --        222,955              --
   From investment advisor....................................            --             --             --              --
                                                                -------------   ------------  -------------   -------------
     Total Assets.............................................   204,242,366     28,032,381    108,518,090     129,533,387
                                                                -------------   ------------  -------------   -------------
LIABILITIES:
Due to custodian..............................................            --             --      7,425,732              --
Payables:
   Membership Interests redeemed..............................            --         11,781             --         451,468
   Investment advisory fees...................................       102,978         18,219         52,080          90,761
   Administrative fees........................................         4,462            657          2,257           2,735
   12b-1 service fees.........................................        42,908          6,321         21,700          26,299
   Audit fees.................................................        11,667         11,667         11,667          11,667
   Legal fees.................................................        28,296            417          7,382           5,566
   Membership Interest servicing fees.........................       154,125         23,807         77,076          87,509
   Custodian fees.............................................        16,417            145          5,204          10,815
   Printing fees..............................................         3,300          3,300          3,300           3,300
   Accrued expenses...........................................        10,370          1,514          5,454           6,897
                                                                -------------   ------------  -------------   -------------
     Total Liabilities........................................       374,523         77,828      7,611,852         697,017
                                                                -------------   ------------  -------------   -------------
NET ASSETS....................................................  $203,867,843    $27,954,553   $100,906,238    $128,836,370
                                                                =============   ============  =============   =============
(a) Investments, at cost......................................  $179,662,848    $25,357,166   $ 91,203,284    $106,176,379
                                                                =============   ============  =============   =============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated
   net investment loss) ......................................  $  1,552,445    $   819,851   $  2,212,633    $  3,486,601
Accumulated net realized gain/(loss) on investments sold
   and foreign currency transactions: ........................    24,642,600      1,067,935     (1,057,622)      5,663,112
Net unrealized appreciation/depreciation of investments
   and foreign currency transactions .........................    19,530,561      2,148,072      8,711,919      20,778,926
Paid-in capital...............................................   158,142,237     23,918,695     91,039,308      98,907,731
                                                                -------------   ------------  -------------   -------------
     Total Net Assets.........................................  $203,867,843    $27,954,553   $100,906,238    $128,836,370
                                                                =============   ============  =============   =============
NET ASSET VALUE, offering price and redemption price
   of Membership Interests outstanding (Net Assets / Membership
   Interests Outstanding)....................................   $      11.72    $     10.56   $      11.66    $      21.14
                                                                =============   ============  =============   =============
Number of Membership Interests outstanding....................    17,397,424      2,646,778      8,655,392       6,093,923
                                                                =============   ============  =============   =============



                                                                                                   FIRST TRUST
                                                                     S&P(R)        NASDAQ(R)       10 UNCOMMON     VALUE LINE(R)
                                                                   TARGET 24       TARGET 15          VALUES        TARGET 25
                                                                   PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                                -------------    -------------     ------------   -------------
ASSETS
Investments, at market value
   (See portfolios of investments) (a):.......................  $ 15,941,097     $  7,237,638      $ 5,724,660    $ 44,200,075
                                                                -------------    -------------     ------------   -------------
Cash..........................................................       136,995          121,671               --          84,816
Prepaid expenses..............................................           801              367              321           2,360
Other assets..................................................            --               --               --              --
Receivables:
   Dividends..................................................        14,670            1,851            2,797          20,320
   Dividend Reclaim...........................................            --               --               --              --
   Interest...................................................           635              427              195           3,712
   Investment securities sold.................................            --               --           75,028              --
   Membership Interests purchased.............................        10,883               --               --              --
   From investment advisor....................................            --              449            1,349              --
                                                                -------------    -------------     ------------   -------------
     Total Assets.............................................    16,105,081        7,362,403        5,804,350      44,311,283
                                                                -------------    -------------     ------------   -------------
LIABILITIES:
Due to custodian..............................................            --               --           39,976              --
Payables:
   Membership Interests redeemed..............................            --           17,071            6,609         437,700
   Investment advisory fees...................................         5,449               --               --          23,175
   Administrative fees........................................           363              165              130           1,004
   12b-1 service fees.........................................         3,493            1,584            1,251           9,656
   Audit fees.................................................        11,667           11,667           11,667          11,667
   Legal fees.................................................         5,079            2,067            1,124           7,474
   Membership Interest servicing fees.........................        12,560            5,755            4,673          34,946
   Custodian fees.............................................         3,810            1,737            1,263           3,054
   Printing fees..............................................         3,300            3,300            3,300           3,300
   Accrued expenses...........................................         2,700            1,468              425           3,690
                                                                -------------    -------------     ------------   -------------
     Total Liabilities........................................        48,421           44,814           70,418         535,666
                                                                -------------    -------------     ------------   -------------
NET ASSETS....................................................  $ 16,056,660     $  7,317,589      $ 5,733,932    $ 43,775,617
                                                                =============    =============     ============   =============
(a) Investments, at cost......................................  $ 15,257,228     $  6,399,560      $ 5,164,011    $ 43,110,153
                                                                =============    =============     ============   =============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated
   net investment loss) ......................................  $    (67,307)    $   (388,582)     $  (312,219)   $   (767,384)
Accumulated net realized gain/(loss) on investments sold
   and foreign currency transactions: ........................     1,164,142       (2,156,649)     (16,235,699)     10,162,266
Net unrealized appreciation/depreciation of investments
   and foreign currency transactions .........................       683,869          838,078          560,649       1,089,922
Paid-in capital...............................................    14,275,956        9,024,742       21,721,201      33,290,813
                                                                -------------    -------------     ------------   -------------
     Total Net Assets.........................................  $ 16,056,660     $  7,317,589      $ 5,733,932    $ 43,775,617
                                                                =============    =============     ============   =============
NET ASSET VALUE, offering price and redemption price
   of Membership Interests outstanding (Net Assets / Membership
   Interests Outstanding)....................................   $       9.28     $      10.17      $      5.44    $       5.00
                                                                =============    =============     ============   =============
Number of Membership Interests outstanding....................     1,730,212          719,415        1,053,662       8,752,062
                                                                =============    =============     ============   =============




                                                                                FIRST TRUST
                                                                FIRST TRUST       FINANCIAL       FIRST TRUST     FIRST TRUST
                                                                  ENERGY          SERVICES       PHARMACEUTICAL   TECHNOLOGY
                                                                 PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                                -----------     -------------     ------------   ------------
ASSETS
Investments, at market value
   (See portfolios of investments) (a):.......................  $4,323,782      $  3,438,686      $ 2,812,112    $ 1,209,916
                                                                -----------     -------------     ------------   ------------
Cash..........................................................      51,331            57,746           69,898         93,936
Prepaid expenses..............................................         223               180              152             71
Other assets..................................................          --                --               --             --
Receivables:
   Dividends..................................................       5,402             4,656            1,893            329
   Dividend Reclaim...........................................          --                --            1,055             --
   Interest...................................................         217               328              284            395
   Investment securities sold.................................       6,720                --               --             --
   Membership Interests purchased.............................          --                --              267             --
   From investment advisor....................................          --             1,008            1,290          1,985
                                                                -----------     -------------     ------------   ------------
     Total Assets.............................................   4,387,675         3,502,604        2,886,951      1,306,632
                                                                -----------     -------------     ------------   ------------
LIABILITIES:
Due to custodian..............................................          --                --               --             --
Payables:
   Membership Interests redeemed..............................       6,516             7,039               --            653
   Investment advisory fees...................................         206                --               --             --
   Administrative fees........................................          99                77              64              29
   12b-1 service fees.........................................          --                --               --             --
   Audit fees.................................................      11,667            11,667           11,667         11,667
   Legal fees.................................................         612               505              179            384
   Membership Interest servicing fees.........................       3,663             2,931            2,435          1,128
   Custodian fees.............................................       1,253               753              171          1,123
   Printing fees..............................................       3,300             3,300            3,300          3,300
   Accrued expenses...........................................         322               520              229            131
                                                                -----------     -------------     ------------   ------------
     Total Liabilities........................................      27,638            26,792           18,045         18,415
                                                                -----------     -------------     ------------   ------------
NET ASSETS....................................................  $4,360,037      $  3,475,812      $ 2,868,906    $ 1,288,217
                                                                ===========     =============     ============   ============
(a) Investments, at cost......................................  $2,971,161      $  2,442,729      $ 2,410,406    $ 1,041,054
                                                                ===========     =============     ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated
   net investment loss) ......................................  $  (12,822)     $     95,428      $   (34,146)   $  (114,162)
Accumulated net realized gain/(loss) on investments sold
   and foreign currency transactions: ........................   2,140,789           824,480         (570,180)    (1,398,532)
Net unrealized appreciation/depreciation of investments
   and foreign currency transactions .........................   1,352,621           995,957          401,706        168,862
Paid-in capital...............................................     879,449         1,559,947        3,071,526      2,632,049
                                                                -----------     -------------     ------------   ------------
     Total Net Assets.........................................  $4,360,037      $  3,475,812      $ 2,868,906    $ 1,288,217
                                                                ===========     =============     ============   ============
NET ASSET VALUE, offering price and redemption price
   of Membership Interests outstanding (Net Assets / Membership
   Interests Outstanding)....................................   $    31.50      $      19.40      $     12.42    $      5.44
                                                                =============   =============     ============   ============
Number of Membership Interests outstanding....................     138,411           179,185          230,934        236,769
                                                                =============   =============     ============   ============

Pages 50-51        See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                THE DOWSM        GLOBAL
                                                                  TARGET         THE DOWSM       TARGET         DIVIDEND
                                                                MANAGED VIP        DART 10      DIVIDEND        TARGET 15
                                                                 PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                                ------------    ------------   ------------    -----------
INVESTMENT INCOME:
Dividends.....................................................  $  3,551,548    $    520,575   $  2,824,050    $ 3,302,776
Foreign withholding tax on dividend income....................       (33,113)             --             --        (19,935)
Interest......................................................        57,243          20,813         54,833         79,206
                                                                ------------    ------------   ------------    -----------
Total investment income.......................................     3,575,678         541,388      2,878,883      3,362,047
                                                                ------------    ------------   ------------    -----------
EXPENSES:
Investment advisory fees......................................     1,123,265         110,583        495,448        409,480
Administration fees...........................................        48,675           4,792         21,469         17,744
Fund accounting fees..........................................       102,966          10,137         45,416         37,536
12b-1 service fees............................................       468,027          46,076        206,437        170,617
Trustees' fees and expenses...................................        14,272           1,066          5,526          3,709
Audit fees....................................................        15,890          12,726         12,558         13,111
Legal fees....................................................        35,541             444         15,332          6,821
Custodian fees................................................        97,483          10,829         35,940         61,033
Membership Interest servicing fees............................       609,445          59,953        268,943        221,994
Printing fees.................................................         5,984           5,984          5,984          5,984
Other.........................................................        20,077           5,038          9,698         17,448
Expenses previously waived or reimbursed (Note 3).............        22,423           2,426         12,332         41,021
                                                                ------------    ------------   ------------    -----------
   Total expenses.............................................     2,564,048         270,054      1,135,083      1,006,498
   Fees waived or expenses reimbursed by the investment advisor           --              --             --             --
                                                                ------------    ------------   ------------    -----------
Net expenses..................................................     2,564,048         270,054      1,135,083      1,006,498
                                                                ------------    ------------   ------------    -----------
NET INVESTMENT INCOME/(LOSS)..................................     1,011,630         271,334      1,743,800      2,355,549
                                                                ------------    ------------   ------------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Realized gain/(loss) on:
   Securities.................................................    12,074,762       1,496,845       (991,444)     2,826,567
   Foreign currency transactions..............................            --              --             --          6,994
Net change in unrealized appreciation/(depreciation) on:
   Securities.................................................     6,152,339       2,372,141     12,640,964     18,094,615
   Foreign currency translation of other assets and
      liabilities and foreign currencies .....................            --              --             --          3,551
                                                                ------------    ------------   ------------    -----------
Net realized and unrealized gain/(loss).......................    18,227,101       3,868,986     11,649,520     20,931,727
                                                                ------------    ------------   ------------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 19,238,731    $  4,140,320   $ 13,393,320    $23,287,276
                                                                ============    ============   ============    ===========



                                                                                                FIRST TRUST
                                                                    S&P(R)        NASDAQ(R)     10 UNCOMMON   VALUE LINE(R)
                                                                  TARGET 24      TARGET 15        VALUES       TARGET 25
                                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                 -----------    -----------     -----------   -----------
INVESTMENT INCOME:
Dividends.....................................................   $   167,929    $    21,688     $   158,889   $   244,752
Foreign withholding tax on dividend income....................            --             --              --        (1,468)
Interest......................................................         7,825          5,011           1,161        17,583
                                                                 -----------    -----------     -----------   -----------
Total investment income.......................................       175,754         26,699         160,050       260,867
                                                                 -----------    -----------     -----------   -----------
EXPENSES:
Investment advisory fees......................................        98,536         41,061          38,293       292,190
Administration fees...........................................         4,270          1,779           1,659        12,661
Fund accounting fees..........................................         9,032          3,764           3,510        26,784
12b-1 service fees............................................        41,056         17,109          15,956       121,746
Trustees' fees and expenses...................................         1,324            528             527         3,966
Audit fees....................................................        12,790         12,611          12,631        13,522
Legal fees....................................................         5,382          3,695           3,208         7,866
Custodian fees................................................        15,531         10,480           6,350        28,475
Membership Interest servicing fees............................        53,459         22,274          20,768       158,580
Printing fees.................................................         5,984          5,984           5,984         5,984
Other.........................................................         8,392          6,335           5,067         8,560
Expenses previously waived or reimbursed (Note 3).............            --             --               --        7,793
                                                                 -----------    -----------     -----------   -----------
   Total expenses.............................................       255,756        125,620         113,953       688,127
   Fees waived or expenses reimbursed by the investment advisor      (14,063)       (24,970)       (26,395)           --
                                                                 -----------    -----------     -----------   -----------
Net expenses..................................................       241,693        100,650          87,558       688,127
                                                                 -----------    -----------     -----------   -----------
NET INVESTMENT INCOME/(LOSS)..................................       (65,939)       (73,951)         72,492      (427,260)
                                                                 -----------    -----------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Realized gain/(loss) on:
   Securities.................................................       600,055        401,679        (305,030)    5,648,868
   Foreign currency transactions..............................            --             --              --            --
Net change in unrealized appreciation/(depreciation) on:
   Securities.................................................      (176,427)       226,687         487,348    (4,223,703)
   Foreign currency translation of other assets and
      liabilities and foreign currencies                                  --             --              --            --
                                                                 -----------    -----------     -----------   -----------
Net realized and unrealized gain/(loss).......................       423,628        628,366         182,318     1,425,165
                                                                 -----------    -----------     -----------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $   357,689    $   554,415     $   254,810   $   997,905
                                                                 ===========    ===========     ===========   ===========




                                                                                    FIRST TRUST
                                                                   FIRST TRUST      FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                      ENERGY         SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                    -----------     -----------    -----------     -----------
INVESTMENT INCOME:
Dividends.....................................................      $    82,259     $    69,333    $    49,030     $     6,606
Foreign withholding tax on dividend income....................               --              --             --              --
Interest......................................................            3,603           2,396          2,485           3,889
                                                                    -----------     -----------    -----------     -----------
Total investment income.......................................           85,862          71,729         51,515          10,495
                                                                    -----------     -----------    -----------     -----------
EXPENSES:
Investment advisory fees......................................           28,448          21,187         17,590           8,204
Administration fees...........................................            1,233             918            762             355
Fund accounting fees..........................................            2,607           1,943          1,612             752
12b-1 service fees............................................               --              --             --              --
Trustees' fees and expenses...................................              376             279            233             114
Audit fees....................................................           12,591          12,562         12,552          12,523
Legal fees....................................................              607             491            168             532
Custodian fees................................................            7,390           6,543          5,670           7,008
Membership Interest servicing fees............................           16,618          12,374         10,273           4,792
Printing fees.................................................            5,984           5,984          5,984           5,984
Other.........................................................            5,547           5,786          5,100           5,188
Expenses previously waived or reimbursed (Note 3).............               --              --             --              --
                                                                    -----------     -----------    -----------     -----------
   Total expenses.............................................           81,401          68,067         59,944          45,452
   Fees waived or expenses reimbursed by the investment advisor        (11,703)        (16,130)       (16,826)        (25,323)
                                                                    -----------     -----------    -----------     -----------
Net expenses..................................................           69,698          51,937         43,118          20,129
                                                                    -----------     -----------    -----------     -----------
NET INVESTMENT INCOME/(LOSS)..................................           16,164          19,792          8,397          (9,634)
                                                                    -----------     -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Realized gain/(loss) on:
   Securities.................................................        1,170,739         346,294        205,030         152,903
   Foreign currency transactions..............................               --              --             --              --
Net change in unrealized appreciation/(depreciation) on:
   Securities.................................................         (639,550)        181,851         20,975        (102,660)
   Foreign currency translation of other assets and
      liabilities and foreign currencies                                     --              --             --              --
                                                                    -----------     -----------    -----------     -----------
Net realized and unrealized gain/(loss).......................          531,189         528,145        226,005          50,243
                                                                    -----------     -----------    -----------     -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $   547,353     $   547,937    $   234,402     $   40,609
                                                                    ===========     ===========    ===========     ===========


Page 52-53         See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                                 THE DOWSM        GLOBAL
                                                                   TARGET        THE DOWSM        TARGET        DIVIDEND
                                                                 MANAGED VIP       DART 10       DIVIDEND       TARGET 15
                                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                ------------    ------------   ------------   ------------
OPERATIONS:
Net investment income/(loss)..................................  $  1,011,630    $    271,334   $  1,743,800   $  2,355,549
Net realized gain/(loss) on investments and foreign
    currency transactions ....................................    12,074,762       1,496,845       (991,444)     2,833,561
Net change in unrealized appreciation/(depreciation) on
    securities and foreign currency transactions .............     6,152,339       2,372,141     12,640,964     18,098,166
                                                                ------------    ------------   ------------   ------------
Net increase/(decrease) in net assets resulting from operations   19,238,731       4,140,320     13,393,320     23,287,276
Net increase/(decrease) in net assets from Membership
    Interest transactions ....................................     1,736,753      12,203,112     29,074,615     68,758,271
                                                                ------------    ------------   ------------   ------------
Net increase/ (decrease) in net assets........................    20,975,484      16,343,432     42,467,935     92,045,547

NET ASSETS:
Beginning of year.............................................   182,892,359      11,611,121     58,438,303     36,790,823
                                                                ------------    ------------   ------------   ------------
End of year...................................................  $203,867,843    $ 27,954,553   $100,906,238   $128,836,370
                                                                ============    ============   ============   ============
Undistributed net investment income/(accumulated net
    investment loss) at end of year ..........................  $  1,552,445    $    819,851   $  2,212,633   $  3,486,601
                                                                ============    ============   ============   ============






                                                                                                   FIRST TRUST
                                                                      S&P(R)         NASDAQ(R)    10 UNCOMMON   VALUE LINE(R)
                                                                    TARGET 24       TARGET 15        VALUES       TARGET 25
                                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                   ------------   ------------    ------------  ------------
OPERATIONS:
Net investment income/(loss)..................................     $    (65,939)  $    (73,951)   $     72,492  $   (427,260)
Net realized gain/(loss) on investments and foreign
    currency transactions ....................................          600,055        401,679        (305,030)    5,648,868
Net change in unrealized appreciation/(depreciation) on
    securities and foreign currency transactions .............         (176,427)       226,687         487,348    (4,223,703)
                                                                   ------------   ------------    ------------  ------------
Net increase/(decrease) in net assets resulting from operations         357,689        554,415         254,810       997,905
Net increase/(decrease) in net assets from Membership
    Interest transactions ....................................       (2,350,331)       211,629      (1,525,206)  (11,294,704)
                                                                   ------------   ------------    ------------  ------------
Net increase/ (decrease) in net assets........................       (1,992,642)       766,044      (1,270,396)  (10,296,799)

NET ASSETS:
Beginning of year.............................................       18,049,302      6,551,545       7,004,328    54,072,416
                                                                   ------------   ------------    ------------  ------------
End of year...................................................     $ 16,056,660   $  7,317,589    $  5,733,932  $ 43,775,617
                                                                   ============   ============    ============  ============
Undistributed net investment income/(accumulated net
    investment loss) at end of year ..........................     $    (67,307)  $   (388,582)   $   (312,219) $   (767,384)
                                                                   ============   ============    ============  ============




                                                                                    FIRST TRUST
                                                                    FIRST TRUST      FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                       ENERGY         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                    ------------    ------------   ------------    ------------
OPERATIONS:
Net investment income/(loss)..................................      $     16,164    $     19,792   $      8,397    $     (9,634)
Net realized gain/(loss) on investments and foreign
    currency transactions ....................................         1,170,739         346,294        205,030         152,903
Net change in unrealized appreciation/(depreciation) on
    securities and foreign currency transactions .............          (639,550)        181,851         20,975        (102,660)
                                                                    ------------    ------------   ------------    ------------
Net increase/(decrease) in net assets resulting from operations          547,353         547,937        234,402         40,609
Net increase/(decrease) in net assets from Membership
    Interest transactions ....................................          (847,920)       (670,504)      (428,240)       (285,027)
                                                                    ------------    ------------   ------------    ------------
Net increase/ (decrease) in net assets........................          (300,567)       (122,567)      (193,838)       (244,418)

NET ASSETS:
Beginning of year.............................................         4,660,604       3,598,379      3,062,744       1,532,635
                                                                    ------------    ------------   ------------    ------------
End of year...................................................      $  4,360,037    $  3,475,812   $  2,868,906    $  1,288,217
                                                                    ============    ============   ============    ============
Undistributed net investment income/(accumulated net
    investment loss) at end of year ..........................      $    (12,822)   $     95,428   $    (34,146)   $   (114,162)
                                                                    ============    ============   ============    ============






FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                                 THE DOWSM        GLOBAL
                                                                   TARGET        THE DOWSM        TARGET        DIVIDEND
                                                                 MANAGED VIP       DART 10       DIVIDEND       TARGET 15
                                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                ------------    ------------   ------------   ------------
OPERATIONS:
Net investment income/(loss) ...............................    $    390,185    $    218,781   $    468,833   $    692,784
Net realized gain/(loss) on investments and foreign
   currency transactions ...................................       9,889,722         427,649        (66,178)     2,314,649
Net change in unrealized appreciation/(depreciation) on
   securities and foreign currency transactions ............         822,046        (951,160)    (3,929,045)       159,759
                                                                ------------    ------------   ------------   ------------
Net increase/(decrease) in net assets resulting from operations    11,101,953       (304,730)    (3,526,390)     3,167,192
Net increase/(decrease) in net assets from Membership
   Interest transactions ...................................      63,317,466        (832,824)    61,964,693     11,005,825
                                                                ------------    ------------   ------------   ------------
Net increase/(decrease) in net assets ......................      74,419,419      (1,137,554)    58,438,303     14,173,017

NET ASSETS:
Beginning of year ..........................................     108,472,940      12,748,675             --     22,617,806
                                                                ------------    ------------   ------------   ------------
End of year ................................................    $182,892,359    $ 11,611,121   $ 58,438,303   $ 36,790,823
                                                                ------------    ------------   ------------   ------------
Undistributed net investment income/(accumulated net
   investment loss) at end of year .........................    $    540,815    $    548,517   $    468,833   $  1,131,052
                                                                ============    ============   ============   ============



                                                                                                  FIRST TRUST
                                                                     S&P(R)         NASDAQ(R)    10 UNCOMMON   VALUE LINE(R)
                                                                   TARGET 24       TARGET 15        VALUES       TARGET 25
                                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                  ------------   ------------    ------------  ------------
OPERATIONS:
Net investment income/(loss) ...............................      $     32,863   $    (49,508)   $    (13,117) $   (175,494)
Net realized gain/(loss) on investments and foreign
   currency transactions ...................................         1,055,197       (227,427)        806,435     4,669,240
Net change in unrealized appreciation/(depreciation) on
   securities and foreign currency transactions ............          (335,669)       357,556        (767,899)    2,213,621
                                                                  ------------   ------------    ------------  ------------
Net increase/(decrease) in net assets resulting from operations        752,391         80,621          25,419     6,707,367
Net increase/(decrease) in net assets from Membership
   Interest transactions ...................................         3,138,885       (557,084)     (2,823,957)   25,600,545
                                                                  ------------   ------------    ------------  ------------
Net increase/(decrease) in net assets ......................         3,891,276       (476,463)     (2,798,538)   32,307,912

NET ASSETS:
Beginning of year ..........................................        14,158,026      7,028,008       9,802,866    21,764,504
                                                                  ------------   ------------    ------------  ------------
End of year ................................................      $ 18,049,302   $  6,551,545    $  7,004,328  $ 54,072,416
                                                                  ------------   ------------    ------------  ------------
Undistributed net investment income/(accumulated net
   investment loss) at end of year .........................      $     (1,368)  $   (314,631)   $   (384,711) $   (340,124)
                                                                  ============   ============    ============  ============



                                                                                  FIRST TRUST
                                                                  FIRST TRUST      FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                     ENERGY         SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                  ------------    ------------   ------------    ------------
OPERATIONS:
Net investment income/(loss) ...............................      $    (13,928)   $     32,670   $      3,767    $    (15,095)
Net realized gain/(loss) on investments and foreign
   currency transactions ...................................           813,518         455,004         65,840         110,047
Net change in unrealized appreciation/(depreciation) on
   securities and foreign currency transactions ............           837,890        (243,161)       262,261         (20,082)
                                                                  ------------    ------------   ------------    ------------
Net increase/(decrease) in net assets resulting from operations      1,637,480         244,513        331,868          74,870
Net increase/(decrease) in net assets from Membership
   Interest transactions ...................................          (723,636)     (1,289,077)      (803,945)       (235,219)
                                                                  ------------    ------------   ------------    ------------
Net increase/(decrease) in net assets ......................           913,844      (1,044,564)      (472,077)       (160,349)

NET ASSETS:
Beginning of year ..........................................         3,746,760       4,642,943      3,534,821       1,692,984
                                                                  ------------    ------------   ------------    ------------
End of year ................................................      $  4,660,604    $  3,598,379   $  3,062,744    $  1,532,635
                                                                  ------------    ------------   ------------    ------------
Undistributed net investment income/(accumulated net
   investment loss) at end of year .........................      $    (28,986)   $     75,636   $    (42,543)   $   (104,528)
                                                                  ============    ============   ============    ============

----------------------------------
* The Fund commenced operations on May 2, 2005.



Page 54-55          See Notes to Financial Statements.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                                                  GLOBAL
                                                 TARGET         THE DOWSM        THE DOWSM       DIVIDEND          S&P(R)
                                               MANAGED VIP       DART 10      TARGET DIVIDEND    TARGET 15       TARGET 24
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                             --------------   -------------    -------------   -------------   -------------
AMOUNT:
Sold......................................   $   57,979,776   $  25,748,489    $  71,866,833   $  82,240,730   $   5,588,648
Redeemed..................................      (56,243,023)    (13,545,377)     (42,792,218)    (13,482,459)     (7,938,979)
                                             --------------   -------------    -------------   -------------   -------------
Net increase/(decrease)...................   $    1,736,753   $  12,203,112    $  29,074,615   $  68,758,271   $  (2,350,331)
                                             ==============   =============    =============   =============   =============

MEMBERSHIP INTEREST:
Sold......................................        5,322,595       2,633,412        6,615,423       4,474,962         615,057
Redeemed..................................       (5,325,032)     (1,367,662)      (3,879,344)       (790,977)       (885,077)
                                             --------------   -------------    -------------   -------------   -------------
Net increase/(decrease)...................           (2,437)      1,265,750        2,736,079       3,683,985        (270,020)
                                             ==============   =============    =============   =============   =============



                                                             FIRST TRUST                                      FIRST TRUST
                                               NASDAQ(R)     10 UNCOMMON     VALUE LINE(R)    FIRST TRUST      FINANCIAL
                                              TARGET 15        VALUES          TARGET 25        ENERGY          SERVICES
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                             ------------   ------------    -------------    -------------    -------------
AMOUNT:
Sold......................................   $  2,758,286   $    649,604    $  14,735,448    $     793,278    $     184,809
Redeemed..................................     (2,546,657)    (2,174,810)     (26,030,152)      (1,641,198)        (855,313)
                                             ------------   ------------    -------------    -------------    -------------
Net increase/(decrease)...................   $    211,629   $ (1,525,206)   $ (11,294,704)   $    (847,920)   $    (670,504)
                                             ============   ============    =============    =============    =============

MEMBERSHIP INTEREST:
Sold......................................        278,599        120,859        2,947,802           26,361           10,429
Redeemed..................................       (260,692)      (405,925)      (5,316,022)         (54,654)         (48,023)
                                             ------------   ------------    -------------    -------------    -------------
Net increase/(decrease)...................         17,907       (285,066)      (2,368,220)         (28,293)         (37,594)
                                             ============   ============    =============    =============    =============


                                              FIRST TRUST       FIRST TRUST
                                             PHARMACEUTICAL      TECHNOLOGY
                                              PORTFOLIO          PORTFOLIO
                                             -------------      ------------
AMOUNT:
Sold......................................   $     188,117      $     84,029
Redeemed..................................        (616,357)         (369,056)
                                             -------------      ------------
Net increase/(decrease)...................   $    (428,240)     $   (285,027)
                                             =============      ============

MEMBERSHIP INTEREST:
Sold......................................          16,075            16,179
Redeemed..................................         (52,791)          (69,067)
                                             -------------      ------------
Net increase/(decrease)...................         (36,716)          (52,888)
                                             =============      ============








FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                  GLOBAL
                                                 TARGET          THE DOWSM       THE DOWSM       DIVIDEND          S&P(R)
                                              MANAGED VIP        DART 10      TARGET DIVIDEND    TARGET 15       TARGET 24
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO*      PORTFOLIO       PORTFOLIO
                                             --------------   -------------    -------------   -------------   -------------
AMOUNT:
Sold ...................................     $   96,233,498   $  13,204,502    $  70,071,643   $  27,104,620   $  11,209,843
Redeemed ...............................        (32,916,032)    (14,037,326)      (8,106,950)    (16,098,795)     (8,070,958)
                                             --------------   -------------    -------------   -------------   -------------
Net increase/(decrease) ................     $   63,317,466   $    (832,824)   $  61,964,693   $  11,005,825   $   3,138,885
                                             ==============   =============    =============   =============   =============

MEMBERSHIP INTEREST:
Sold ...................................          9,734,749       1,560,654        6,712,686       1,909,893       1,309,487
Redeemed ...............................         (3,407,125)     (1,647,332)        (793,373)     (1,132,273)       (943,451)
                                             --------------   -------------    -------------   -------------   -------------
Net increase/(decrease) ................          6,327,624         (86,678)       5,919,313         777,620         366,036
                                             ==============   =============    =============   =============   =============


                                                               FIRST TRUST                                      FIRST TRUST
                                               NASDAQ(R)       10 UNCOMMON     VALUE LINE(R)    FIRST TRUST     FINANCIAL
                                               TARGET 15         VALUES          TARGET 25       ENERGY         SERVICES
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                            -------------    -------------    -------------   -------------   -------------
AMOUNT:
Sold ...................................    $   3,372,455    $     645,194    $  40,909,801   $     896,523   $     191,688
Redeemed ...............................       (3,929,539)      (3,469,151)     (15,309,256)     (1,620,159)     (1,480,765)
                                            -------------    -------------    -------------   -------------   -------------
Net increase/(decrease) ................    $    (557,084)   $  (2,823,957)   $  25,600,545   $    (723,636)  $  (1,289,077)
                                            =============    =============    =============   =============   =============

MEMBERSHIP INTEREST:
Sold ...................................          381,927          124,442        9,116,208          38,196          12,504
Redeemed ...............................         (457,434)        (671,962)      (3,356,585)        (71,291)        (98,094)
                                            -------------    -------------    -------------   -------------   -------------
Net increase/(decrease) ................          (75,507)        (547,520)       5,759,623         (33,095)        (85,590)
                                            =============    =============    =============   =============   =============

                                              FIRST TRUST    FIRST TRUST
                                            PHARMACEUTICAL   TECHNOLOGY
                                               PORTFOLIO      PORTFOLIO
                                            -------------   -------------
AMOUNT:
Sold ...................................    $     203,054   $      42,102
Redeemed ...............................       (1,006,999)       (277,321)
                                            -------------   -------------
Net increase/(decrease) ................    $    (803,945)  $    (235,219)
                                            =============   =============

MEMBERSHIP INTEREST:
Sold ...................................           19,046           8,455
Redeemed ...............................          (95,380)        (55,668)
                                            -------------   -------------
Net increase/(decrease) ................          (76,334)        (47,213)
                                            =============   =============

-------------------------------
* The Fund commenced operations on May 2, 2005.





Page 56-57              See Notes to Financial Statements.

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03      12/31/02 (A)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $    10.51      $     9.80     $     8.73     $     6.47     $     8.19
                                           -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..................         0.06            0.03           0.01++         0.02           0.00++#
 Net realized and unrealized gain/(loss)         1.15            0.68           1.06           2.24          (1.72)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         1.21            0.71           1.07           2.26          (1.72)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    11.72      $    10.51     $     9.80     $     8.73     $     6.47
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................        11.51%           7.24%         12.26%         34.93%        (21.00)%
                                           ===========     ===========    ===========    ===========    ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $  203,868      $  182,892     $  108,473     $   20,488     $   12,056
 Ratio of operating expenses to average
    net assets .........................         1.37%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income to average
    net assets .........................         0.54%           0.26%          0.14%          0.41%          0.06%
 Portfolio turnover rate................           94%             76%            43%            72%            79%
 Ratio of operating expenses to average
    net assets without fee waivers and
    expenses reimbursed ................         1.37%           1.48%          2.07%          1.69%          2.73%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the DowSM Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided reflect the Portfolio performance prior to the name change and the change of the primary investment strategy.


Page 58            See Notes to Financial Statements.

THE DOWSM DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $     8.41      $     8.69     $     8.37     $     6.98     $     8.54
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..................         0.14++          0.14++         0.15++         0.22           0.12++
 Net realized and unrealized gain/(loss)         2.01           (0.42)          0.17           1.17          (1.68)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         2.15           (0.28)          0.32           1.39          (1.56)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    10.56      $     8.41     $     8.69     $     8.37     $     6.98
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................        25.56%          (3.22)%         3.82%         19.91%        (18.27)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $   27,955      $   11,611     $   12,749     $    4,268     $    4,219
 Ratio of operating expenses to average
   net assets...........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income to average
   net assets ..........................         1.47%           1.66%          1.84%          2.37%          1.52%
 Portfolio turnover rate................           82%            145%            57%            78%            76%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................         1.47%           1.59%          2.33%          3.27%          3.13%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.

                       See Notes to Financial Statements.                Page 59

THE DOWSM TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                       YEAR           PERIOD
                                                       ENDED           ENDED
                                                     12/31/06        12/31/05*
                                                    -----------    -----------
 Net asset value, beginning of period........       $     9.87     $    10.00
                                                    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.......................             0.23++         0.12++
 Net realized and unrealized gain/(loss) on
   investments ..............................             1.56          (0.25)
                                                    -----------    -----------
 Total from investment operations............             1.79          (0.13)
                                                    -----------    -----------
 Net asset value, end of period..............       $    11.66     $     9.87
                                                    ===========    ===========
 TOTAL RETURN+...............................            18.14%         (1.30)%
                                                    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)........       $  100,906     $   58,438
 Ratio of operating expenses to average
   net assets ...............................             1.37%          1.47%**
 Ratio of net investment income to average
   net assets ...............................             2.11%          2.00%**
 Portfolio turnover rate.....................               78%            18%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ......................             1.37%          1.52%**

--------------------------------------------------
*    The Fund commenced operations on May 2, 2005.
**   Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.



Page 60            See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06      12/31/05(a)      12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $    15.27      $    13.86     $    11.05     $     8.24     $     9.66
                                           -----------     -----------    -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income..................         0.63++          0.35++         0.27++         0.33           0.25++
 Net realized and unrealized gain/(loss)         5.24            1.06           2.54           2.48          (1.67)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         5.87            1.41           2.81           2.81          (1.42)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    21.14      $    15.27     $    13.86     $    11.05     $     8.24
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................        38.44%          10.17%         25.43%         34.10%        (14.70)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $  128,836      $   36,791     $   22,618     $    3,050     $    2,341
 Ratio of operating expenses to average
   net assets ..........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income to average
   net assets ..........................         3.45%           2.49%          2.18%          3.36%          2.73%
 Portfolio turnover rate................           33%             70%            49%            66%            57%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................         1.47%           1.61%          2.67%          4.51%          4.50%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
(a) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.



                   See Notes to Financial Statements.                    Page 61

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03     12/31/02 (a)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $     9.02      $     8.66     $     7.62     $     6.14     $     7.19
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)...........        (0.04)           0.02          (0.03)          0.03          (0.01)
 Net realized and unrealized gain/(loss)         0.30            0.34           1.07           1.45          (1.04)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         0.26            0.36           1.04           1.48          (1.05)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $     9.28      $     9.02     $     8.66     $     7.62     $     6.14
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................         2.88%           4.16%         13.65%         24.10%        (14.60)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $   16,057      $   18,049     $   14,158     $    5,554     $    4,767
 Ratio of operating expenses to average
   net assets ..........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
   to average net assets ...............        (0.40)%          0.20%         (0.51)%         0.46%         (0.10)%
 Portfolio turnover rate................           106%           113%            104%           84%           200%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................         1.56%           1.58%          2.37%          2.89%          2.96%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the S&P Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

Page 62            See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $     9.34      $     9.04     $     9.29     $     6.83     $     9.25
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss....................        (0.11)++        (0.07)++       (0.10)++       (0.14)         (0.08)
 Net realized and unrealized gain/(loss)         0.94            0.37          (0.15)          2.60          (2.34)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         0.83            0.30          (0.25)          2.46          (2.42)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    10.17      $     9.34     $     9.04     $     9.29     $     6.83
                                           -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+..........................         8.89%           3.32%         (2.69)%        36.02%        (26.16)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $    7,318      $    6,552     $    7,028     $    5,073     $    4,105
 Ratio of operating expenses to average
   net assets ..........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
   net assets ..........................        (1.08)%         (0.80)%        (1.20)%        (1.34)%        (1.25)%
 Portfolio turnover rate................           92%            175%           117%            83%            98%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................         1.84%           1.83%          2.52%          2.96%          3.03%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.

                       See Notes to Financial Statements.                Page 63

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $     5.23      $     5.20     $     4.67     $     3.41     $     5.40
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)...........         0.06           (0.01)++       (0.02)         (0.01)         (0.03)++
 Net realized and unrealized gain/(loss)         0.15            0.04           0.55           1.27          (1.96)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         0.21            0.03           0.53           1.26          (1.99)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $     5.44      $     5.23     $     5.20     $     4.67     $     3.41
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................         4.02%           0.58%         11.35%         36.95%        (36.85)%
                                           ===========     ===========    ===========    ===========    ===========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $    5,734      $    7,004     $    9,803     $    9,487     $    6,752
 Ratio of operating expenses to average
    net assets .........................         1.37%           1.37%          1.37%          1.37%          1.37%
 Ratio of net investment income/(loss)
    to average net assets ..............         1.14%          (0.16)%        (0.11)%        (0.29)%        (0.78)%
 Portfolio turnover rate................           87%             92%           123%           117%           106%
 Ratio of operating expenses to average
    net assets without fee waivers and
    expenses reimbursed ................         1.79%           1.69%          1.61%          2.36%          2.29%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator.The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.

Page 64            See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03      12/31/02 (a)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $     4.86      $     4.06     $     3.34     $     2.37     $     4.15
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss....................        (0.04)          (0.02)++       (0.04)++       (0.02)         (0.03)++
 Net realized and unrealized gain/(loss)         0.18            0.82           0.76           0.99          (1.75)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         0.14            0.80           0.72           0.97          (1.78)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $     5.00      $     4.86     $     4.06     $     3.34     $     2.37
                                           -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+..........................         2.88%          19.70%         21.56%         40.93%        (42.89)%
                                           ===========     ===========    ===========    ===========    ===========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $   43,776      $   54,072     $   21,765     $    4,936     $    2,976
 Ratio of operating expenses to average
   net assets ..........................         1.41%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
   net assets ..........................        (0.88)%         (0.45)%        (1.13)%        (0.92)%        (1.22)%
 Portfolio turnover rate................          124%             97%            87%            74%            49%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................         1.41%           1.49%          2.28%          3.36%          6.72%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

                       See Notes to Financial Statements.                Page 65

FIRST TRUST ENERGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $    27.96      $    18.75     $    14.20     $    10.78     $    11.29
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)...........         0.10++         (0.10)         (0.04)         (0.00)#        (0.02)++
 Net realized and unrealized gain/(loss)         3.44            9.31           4.59           3.42          (0.49)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         3.54            9.21           4.55           3.42          (0.51)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    31.50      $    27.96     $    18.75     $    14.20     $    10.78
                                           -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+..........................        12.66%          49.12%         32.04%         31.73%         (4.52)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $    4,360      $    4,661     $    3,747     $    2,839     $    2,387
 Ratio of operating expenses to average
   net assets ..........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
   to average net assets ...............         0.34%          (0.32)%        (0.21)%        (0.01)%        (0.16)%
 Portfolio turnover rate................           41%             27%            40%            32%            55%
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .................         1.72%           1.76%          2.88%          4.69%          4.66%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

Page 66            See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $    16.60      $    15.36     $    13.30     $    10.00     $    11.68
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)...........         0.10            0.13++         0.08           0.04           0.02
 Net realized and unrealized gain/(loss)         2.70            1.11           1.98           3.26          (1.70)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         2.80            1.24           2.06           3.30          (1.68)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    19.40      $    16.60     $    15.36     $    13.30     $    10.00
                                           -----------     -----------    -----------    -----------    -----------
 TOTAL RETURN+..........................        16.87%           8.07%         15.49%         33.00%        (14.38)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $    3,476      $    3,598     $    4,643     $    4,763     $    3,696
 Ratio of operating expenses to average
    net assets .........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
    to average net assets ..............         0.56%           0.83%          0.47%          0.39%          0.18%
 Portfolio turnover rate................           29%             28%            30%            52%           30%
 Ratio of operating expenses to average
    net assets without fee waivers and
    expenses reimbursed ................         1.93%           1.84%          2.43%          3.29%          3.37%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

                       See Notes to Financial Statements.                Page 67

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $    11.44      $    10.28     $    10.35     $     8.65     $    12.06
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)...........         0.03++          0.01++         0.00++#       (0.03)         (0.03)
 Net realized and unrealized gain/(loss)         0.95            1.15          (0.07)          1.73          (3.38)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         0.98            1.16          (0.07)          1.70          (3.41)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $    12.42      $    11.44     $    10.28     $    10.35     $     8.65
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................         8.57%          11.28%         (0.68)%        19.65%        (28.28)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $    2,869      $    3,063     $    3,535     $    4,121     $    3,456
 Ratio of operating expenses to average
    net assets .........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment income/(loss)
    to average net assets ..............         0.29%           0.12%          0.02%         (0.29)%        (0.49)%
 Portfolio turnover rate................           45%             25%            23%            45%            72%
 Ratio of operating expenses to average
    net assets without fee waivers and
    expenses reimbursed ................         2.04%           1.96%          2.57%          3.48%          3.64%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.
#    Amount represents less than $0.01 per Membership Interest.

Page 68            See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              YEAR            YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                            12/31/06        12/31/05       12/31/04       12/31/03       12/31/02
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, beginning of year.....   $     5.29      $     5.03     $     4.97     $     3.39     $     5.79
                                           -----------     -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss....................        (0.04)          (0.05)++       (0.04)++       (0.06)         (0.06)++
 Net realized and unrealized gain/(loss)         0.19            0.31           0.10           1.64          (2.34)
                                           -----------     -----------    -----------    -----------    -----------
 Total from investment operations.......         0.15            0.26           0.06           1.58          (2.40)
                                           -----------     -----------    -----------    -----------    -----------
 Net asset value, end of year...........   $     5.44      $     5.29     $     5.03     $     4.97     $     3.39
                                           ===========     ===========    ===========    ===========    ===========
 TOTAL RETURN+..........................         2.84%           5.17%          1.21%         46.61%        (41.45)%
                                           ===========     ===========    ===========    ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000's).....   $    1,288      $    1,533     $    1,693     $    2,073     $    1,477
 Ratio of operating expenses to average
    net assets .........................         1.47%           1.47%          1.47%          1.47%          1.47%
 Ratio of net investment loss to average
    net assets .........................        (0.70)%         (0.97)%        (0.88)%        (1.22)%        (1.37)%
 Portfolio turnover rate................           56%             21%            22%            34%            61%
 Ratio of operating expenses to average
    net assets without fee waivers and
    expenses reimbursed ................         3.32%           2.85%          4.03%          5.96%          6.23%

--------------------------------------------------
+ The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
++ Per Membership Interest values have been calculated using the average share method.

                       See Notes to Financial Statements.                Page 69

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006


                              1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant" or "Fund") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers twelve managed investment Portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, The DowSM Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Portfolios"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Portfolios"), (each a "Portfolio," and collectively, the "Portfolios"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of each Portfolio. Membership Interests are not offered directly to the public. Membership Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company ("American Skandia"), to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Membership Interests.

On December 11, 2006, the Board of Trustees approved the liquidation of the Sector Portfolios, including First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio and First Trust Technology Portfolio. It is anticipated that the liquidation of the Sector Portfolios will occur on or about March 16, 2007. American Skandia variable annuity owners who have policy values allocated to any of the Sector Portfolios will receive a notice of the liquidation including reallocation instructions from American Skandia.


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. PORTFOLIO VALUATION:

Each Portfolio determines the net asset value ("NAV") of its Interests daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Portfolio maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.


C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation/(depreciation) on foreign currency translation of other assets and liabilities and foreign currencies" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Realized gain/(loss) on foreign currency transactions" on the Statements of Operations. Unrealized depreciation of $297 from dividends receivable in foreign currencies are included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Portfolio will be reinvested by the Portfolio.


E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.


F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Trust has entered into an Administrative Services Agreement (the "Agreement") with American Skandia whereby American Skandia provides certain administrative and other services reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust Advisors L.P. ("First Trust") pursuant to the Investment Advisory and Management Agreement.

As compensation for the services rendered under the Agreement, American Skandia is paid fees at an annual rate of 0.300% and 0.325% of average daily net assets from the Strategy Portfolios and Sector Portfolios, respectively. These fees are included in "Membership Interest servicing fees" in the Statements of Operations.


G. NEW ACCOUNTING PRONOUNCEMENTS:

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Portfolios pursuant to an Investment Advisory and Management Agreement. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2007, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust 10 Uncommon Values Portfolio and 1.47% for each of the other Portfolios' average daily net assets. First Trust has entered into an agreement with the Registrant that allows First Trust to recover from the Portfolios any fees waived or expenses reimbursed during the three year period of January 1, 2005 through December 31, 2007. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount waived or reimbursed during such period. To the extent that the actual expense ratio of a particular Portfolio is less than such Portfolio's applicable expense cap, First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the expense cap exceeds the actual expense ratio. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations. The fees recovered, fees waived and expenses reimbursed by First Trust for the twelve months ended December 31, 2006, are as follows:


                                                       FEES RECOVERED          FEES WAIVED           EXPENSES REIMBURSED
                                                       --------------          -----------           -------------------
Target Managed VIP Portfolio...................             $22,423            $      --                  $       --
The DowSM Dart 10 Portfolio....................               2,426                   --                          --
The DowSM Target Dividend Portfolio............              12,332                   --                          --
Global Dividend Target 15 Portfolio............              41,021                   --                          --
S&P(R) Target 24 Portfolio.....................                  --               14,063                          --
NASDAQ(R) Target 15 Portfolio .................                  --               24,970                          --
First Trust 10 Uncommon Values Portfolio.......                  --               26,395                          --
Value Line(R) Target 25 Portfolio..............               7,793                   --                          --
First Trust Energy Portfolio...................                  --               11,703                          --
First Trust Financial Services Portfolio.......                  --               16,130                          --
First Trust Pharmaceutical Portfolio...........                  --               16,826                          --
First Trust Technology Portfolio...............                  --                8,204                      17,119

PFPC Inc. ("PFPC") serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, administration and transfer agency services in accordance with certain fee arrangements.

PFPC Trust Company serves as the custodian to the Funds.

The Registrant pays each Trustee who is not an officer or employee of First Trust or any of its affiliates (the "Independent Trustees") an annual retainer of $10,000 which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.


                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

sales and distribution of a Portfolio's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Board of Trustees.

Payments under the Plan were suspended on May 1, 2003 for all the Portfolios with the exception of the First Trust 10 Uncommon Values Portfolio. On May 1, 2004, payments were reinstated for all Portfolios with the exception of the Sector Portfolios. During the year ended December 31, 2006, all service fees received by FTP were paid to American Skandia, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the twelve months ended December 31, 2006, were as follows:


                                                                              PURCHASES                    SALES
                                                                              ---------                    -----
Target Managed VIP Portfolio......................................          $175,005,623               $176,396,462
The DowSM DART 10 Portfolio ......................................            26,927,779                 15,036,992
The DowSM Target Dividend Portfolio ..............................            96,362,729                 63,531,062
Global Dividend Target 15 Portfolio ..............................            91,914,794                 22,269,881
S&P(R) Target 24 Portfolio .......................................            17,288,946                 19,703,437
NASDAQ(R) Target 15 Portfolio ....................................             6,434,787                  6,280,263
First Trust 10 Uncommon Values Portfolio .........................             5,572,874                  6,970,811
Value Line(R) Target 25 Portfolio ................................            60,714,837                 69,579,930
First Trust Energy Portfolio .....................................             1,921,987                  2,744,262
First Trust Financial Services Portfolio .........................             1,008,826                  1,646,692
First Trust Pharmaceutical Portfolio .............................             1,292,030                  1,722,527
First Trust Technology Portfolio .................................               722,385                  1,035,174

                            6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.


                            7. CONCENTRATION OF RISK

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

                              8. SUBSEQUENT EVENT

The Board of Trustees of the Fund adopted a compensation policy pursuant to which, effective January 1, 2007, the Independent Trustees are paid an annual retainer of $10,000 for each investment company of the First Trust fund complex up to a total of 14 investment companies (the "Trustees Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustees Compensation II" and together with Trustees Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Niel B. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and the fees are divided equally among those investment companies.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE INTEREST HOLDERS AND BOARD OF TRUSTEES OF FIRST DEFINED PORTFOLIO FUND,
LLC:

We have audited the accompanying statements of assets and liabilities of the First Defined Portfolio Fund, LLC (the "Funds", comprising, respectively, Target Managed VIP Portfolio, The DowSM DART 10 Portfolio, The DowSM Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, Value Line(R) Target 25 Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio), including the portfolios of investments, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting First Defined Portfolio Fund, LLC as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.




[GRAPHIC OMITTED]
ERNST & YOUNG LLP
Boston, Massachusetts
February 15, 2007

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006

Information pertaining to the Trustees and Officers* of the Registrant is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE REGISTRANT LENGTH OF TIME SERVED    DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

                                                         INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee      o Indefinite term     Physician; President,        34 portfolios              None
D.O.B. 04/51                      o 7 years served      Wheaton Orthopedics;
c/o First Trust Advisors L.P.                           Co-owner and Co-
1001 Warrenville Road                                   Director, Sports Med
Suite 300                                               Center for Fitness;
Lisle, IL 60532                                         Limited Partner,
                                                        Gundersen Real Estate
                                                        Partnership

Thomas R. Kadlec, Trustee         o Indefinite term     Vice President and Chief     34 portfolios              None
D.O.B. 11/57                      o 2 years, 9 months   Financial Officer (1990
c/o First Trust Advisors L.P.       served              to present), ADM
1001 Warrenville Road                                   Investor Services, Inc.
Suite 300                                               (Futures Commission
Lisle, IL 60532                                         Merchant); Registered
                                                        Representative (2000 to
                                                        present), Segerdahl &
                                                        Company, Inc., an
                                                        NASD member (Broker-
                                                        Dealer); President,
                                                        ADM Derivatives, Inc.
                                                        (May 2005 to present)

Niel B. Nielson, Trustee          o Indefinite term     President, Covenant          34 portfolios         Director of Good
D.O.B. 03/54                      o 7 years served      College (June 2002 to                              News Publishers-
c/o First Trust Advisors L.P.                           present); Pastor, College                          Crossway Books;
1001 Warrenville Road                                   Church in Wheaton                                  Covenant Transport,
Suite 300                                               (1997 to June 2002)                                Inc.
Lisle, IL 60532

                                                             INTERESTED TRUSTEE

James A. Bowen, Trustee           o Indefinite Trustee  President, First Trust       34 portfolios         Trustee of Wheaton
President, Chairman of the          term and indefinite Advisors L.P. and First                            College
Board and CEO                       officer term        Trust Portfolios L.P.;
D.O.B. 09/55                      o 7 years served      Chairman of the Board,
1001 Warrenville Road                                   BondWave LLC and
Suite 300                                               Stonebridge Advisors
Lisle, IL 60532                                         LLC

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006


                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE REGISTRANT LENGTH OF TIME SERVED    DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

                                                     OFFICERS WHO ARE NOT TRUSTEES
Mark R. Bradley, Treasurer,       o Indefinite term     Chief Financial Officer,          N/A                   N/A
Controller, Chief Financial       o 7 years served      Managing Director,
Officer, Chief Accounting                               First Trust Advisors L.P.
Officer                                                 and First Trust
D.O.B. 11/57                                            Portfolios L.P.; Chief
1001 Warrenville Road                                   Financial Officer,
Suite 300                                               BondWave LLC and
Lisle, IL 60532                                         Stonebridge Advisors
                                                        LLC

Susan M. Brix                     o Indefinite term     Representative, First             N/A                   N/A
Assistant Vice President          o 7 years served      Trust Portfolios L.P.;
D.O.B. 01/60                                            Assistant Portfolio
1001 Warrenville Road                                   Manager, First Trust
Suite 300                                               Advisors L.P.
Lisle, IL 60532

Kelley Christensen                o Indefinite term     Assistant Vice President          N/A                   N/A
Vice President                    o Since December      of First Trust Portfolios
D.O.B. 09/70                        10, 2006            L.P. and First Trust
1001 Warrenville Road                                   Advisors L.P.
Suite 300
Lisle, IL 60532

James M. Dykas                    o Indefinite term     Vice President, First             N/A                   N/A
Assistant Treasurer               o 1 year, 1 month     Trust Advisors L.P. and
D.O.B. 01/66                        served              First Trust Portfolios
1001 Warrenville Road                                   L.P. (January 2005 to
Suite 300                                               present); Executive
Lisle, IL 60532                                         Director, Van Kampen
                                                        Asset Management and
                                                        Morgan Stanley
                                                        Investment Management
                                                        (1999-2005)

W. Scott Jardine, Secretary       o Indefinite term     General Counsel,                  N/A                   N/A
and Chief Compliance              o 7 years served      First Trust Advisors L.P.
Officer                                                 and First Trust
D.O.B. 05/60                                            Portfolios L.P.;
1001 Warrenville Road                                   Secretary, BondWave
Suite 300                                               LLC and Stonebridge
Lisle, IL 60532                                         Advisors LLC

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2006


                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
  POSITION(S) WITH THE REGISTRANT LENGTH OF TIME SERVED    DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

                                             OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
Daniel J. Lindquist               o Indefinite term     Senior Vice President,            N/A                   N/A
Vice President                    o 1 year, 1 month     First Trust Advisors L.P.;
D.O.B. 02/70                        served              Vice President, First
1001 Warrenville Road                                   Trust Portfolios L.P.
Suite 300                                               (April 2004 to present);
Lisle, IL 60532                                         Chief Operating Officer,
                                                        Mina Capital
                                                        Management, LLC
                                                        (January 2004-April
                                                        2004); Chief Operating
                                                        Officer, Samaritan Asset
                                                        Management Services,
                                                        Inc. (April 2000-January
                                                        2004)

Kristi A. Maher                   o Indefinite term     Assistant General                 N/A                   N/A
Assistant Secretary               o 2 years, 6 months   Counsel, First Trust
D.O.B. 12/66                        served              Advisors L.P. and First
1001 Warrenville Road                                   Trust Portfolios L.P.
Suite 300                                               (March 2004 to
Lisle, IL 60532                                         present); Associate,
                                                        Chapman and Cutler
                                                        LLP (1995-2004)

Roger F. Testin                   o Indefinite term     Senior Vice President,            N/A                   N/A
Vice President                    o 5 years served      First Trust Advisors L.P.
D.O.B. 06/66                                            and First Trust Portfolios
1001 Warrenville Road                                   L.P. (August 2001 to
Suite 300                                               present); Analyst, Dolan
Lisle, IL 60532                                         Capital Management
                                                        (1998-2001)

---------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                    Page This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item's instructions.


     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that Mr. Kadlec is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) AUDIT FEES -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $45,015 for 2005 and $150,000 for 2006.

         (b) AUDIT-RELATED FEES -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2005 and $0 for 2006.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0 for 2005 and $0 for 2006.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy both amended as of December 10, 2006, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

           (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)  Not Applicable

                  (c)  Not Applicable

                  (d)  Not Applicable

         The percentage of services  described in each of paragraphs (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not Applicable

                  (c) Not Applicable

                  (d) Not Applicable


     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for 2005 were $0 for the Registrant and $0 for the Registrant's investment adviser and for 2006 were $0 for the Registrant and $0 for the Registrant's investment adviser.

     (h) Not Applicable. The registrant's independent auditors do not currently provide non-audit services to the registrant's investment adviser or any of entity controlling, controlled by, or under common control with the adviser that provide ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant  to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and
         `                 Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     FEBRUARY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     FEBRUARY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.